PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited)
1
Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.3%
Australia : 5.8%
539,928
(1)
29Metals Ltd.
$ 98,829
0.0
836,061
(1)
Aeris Resources Ltd.
238,050
0.1
100,665
(1)
AIC Mines Ltd.
51,589
0.0
6,581
ALS Ltd.
99,329
0.0
61,013
AMP Ltd.
91,933
0.0
49,122
Ansell Ltd.
1,128,126
0.2
50,223
(1)
Appen Ltd.
42,015
0.0
241,296
(1)
Aurelia Metals Ltd.
53,431
0.0
21,283
(1)
Austal Ltd.
53,675
0.0
173,431
(2)
Australian Clinical Labs
Ltd.
290,155
0.1
69,886
Beach Energy Ltd.
44,944
0.0
27,873
Beacon Minerals Ltd.
48,658
0.0
126,620  Bendigo & Adelaide Bank
Ltd.
1,017,946
0.2
37,460
Bravura Solutions Ltd.
66,893
0.0
34,694
Capricorn Metals Ltd.
307,544
0.1
13,540
(1)
Catalyst Metals Ltd.
51,106
0.0
127,209
Centuria Capital Group
130,474
0.0
78,714
Charter Hall Group
1,287,106
0.2
214,067
Charter Hall Retail REIT
605,057
0.1
17,141  Charter Hall Social
Infrastructure REIT
30,997
0.0
10,833
Codan Ltd.
304,265
0.1
16,993
Cogstate Ltd.
29,893
0.0
41,342
(1)(3)
Coronado Global
Resources, Inc.
4,958
0.0
13,727
Data#3 Ltd.
94,172
0.0
71,846
(1)
Delta Lithium Ltd.
8,590
0.0
6,962
(1)
DGL Group Ltd./Au
1,494
0.0
125,993
Downer EDI Ltd.
685,453
0.1
10,911
(1)
Elsight Ltd.
42,973
0.0
133,061
(1)
Emeco Holdings Ltd.
90,551
0.0
16,142
Fleetwood Ltd.
26,776
0.0
24,301
(1)
Focus Minerals Ltd.
30,944
0.0
8,612
(1)
Forrestania Resources
Ltd.
1,993
0.0
12,733
(1)
Genesis Minerals Ltd.
51,008
0.0
115,579
GPT Group
416,302
0.1
16,365  GR Engineering Services
Ltd.
65,373
0.0
12,167
(1)
Greatland Resources Ltd.
85,097
0.0
327,876
(1)(2)
Healius Ltd.
86,141
0.0
32,679
Helia Group Ltd.
114,943
0.0
22,825
Helloworld Travel Ltd.
25,027
0.0
953,433
(1)(2)
Hillgrove Resources Ltd.
37,666
0.0
156,949
Horizon Oil Ltd.
24,296
0.0
60,199  Ingenia Communities
Group
183,646
0.0
93,610
Inghams Group Ltd.
147,921
0.0
5,517
IRESS Ltd.
26,442
0.0
2,011
JB Hi-Fi Ltd.
115,687
0.0
74,499
Jupiter Mines Ltd.
13,870
0.0
19,933  Kingsgate Consolidated
Ltd.
56,372
0.0
5,023
Lovisa Holdings Ltd.
83,726
0.0
505,022
Macmahon Holdings Ltd.
327,341
0.1
141,857  Magellan Financial Group
Ltd.
949,459
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Australia (continued)
20,083  Mayfield Group Holdings
Ltd.
$ 28,714
0.0
148,616
(1)
Metals X Ltd.
164,338
0.0
3,025
(1)
Mineral Resources Ltd.
122,942
0.0
14,586  Monadelphous Group
Ltd.
298,635
0.1
84,053
(1)
Nanosonics Ltd.
185,519
0.1
4,986
Netwealth Group Ltd.
75,261
0.0
89,825
New Hope Corp. Ltd.
328,036
0.1
28,563
NRW Holdings Ltd.
139,929
0.0
51,792
(1)
Nufarm Ltd.
108,884
0.0
158,301
OceanaGold Corp.
3,816,795
0.7
71,854
(1)
Ora Banda Mining Ltd.
57,238
0.0
112,855
Orica Ltd.
1,843,559
0.3
106,218
(1)
Paladin Energy Ltd.
702,172
0.1
9,443
(1)
Pantoro Gold Ltd.
13,536
0.0
45,704
Peet Ltd.
57,056
0.0
108,912
Perenti Ltd.
161,612
0.0
473,945
Perseus Mining Ltd.
1,622,445
0.3
55,703
Praemium Ltd.
28,340
0.0
878,601
Ramelius Resources Ltd.
1,889,551
0.3
117,339
Region RE Ltd.
196,174
0.1
127,175
Regis Healthcare Ltd.
556,270
0.1
390,622
Regis Resources Ltd.
1,673,897
0.3
397,821
(1)
Resolute Mining Ltd.
260,292
0.1
156,665
(1)
Sandfire Resources Ltd.
2,073,836
0.4
7,851
Servcorp Ltd.
35,687
0.0
48,696
Service Stream Ltd.
83,232
0.0
34,049
(2)
Shape Australia Pty Ltd.
151,837
0.0
15,299
Shaver Shop Group Ltd.
15,506
0.0
33,943  SKS Technologies Group
Ltd.
173,001
0.0
10,682
SmartGroup Corp. Ltd.
96,193
0.0
42,720
SRG Global Ltd.
100,526
0.0
37,558
Stanmore Resources Ltd.
60,828
0.0
376,065
(1)
Superloop Ltd.
842,859
0.2
106,792
Tabcorp Holdings Ltd.
66,914
0.0
11,722
(2)
Tasmea Ltd.
68,965
0.0
13,123
Technology One Ltd.
286,221
0.1
304,614  Ventia Services Group
Pty Ltd.
1,242,313
0.2
159,922
(1)
Virgin Australia Holdings
Ltd.
311,547
0.1
221,366
(3)
Viva Energy Group Ltd.
445,075
0.1
58,149
(1)
Vysarn Ltd.
46,482
0.0
24,701
Wagners Holding Co. Ltd.
70,197
0.0
158,266
(1)
West African Resources
Ltd.
315,411
0.1
19,802
Westgold Resources Ltd.
66,007
0.0
467,455
Whitehaven Coal Ltd.
2,308,551
0.4
392,625
(1)
Wildcat Resources Ltd.
92,304
0.0
3,704
(1)
Zimplats Holdings Ltd.
36,353
0.0
48,984
(1)
Zip Co. Ltd.
87,698
0.0
33,278,974
5.8
Austria : 0.6%
2,853
(1)
ams-OSRAM AG
56,682
0.0
488
(1)
AT&S Austria Technologie
& Systemtechnik AG
74,733
0.0
3,047
DO & Co. AG
711,491
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Austria (continued)
1,286
EVN AG
$ 43,572
0.0
2,954
FACC AG
56,608
0.0
1,085
Frequentis AG
92,587
0.0
2,788
Palfinger AG
94,257
0.0
11,637
Porr AG
505,401
0.1
49,473  UNIQA Insurance Group
AG
1,029,612
0.2
5,705  Vienna Insurance Group
AG Wiener Versicherung
Gruppe
467,523
0.1
5,306
voestalpine AG
276,391
0.1
2,212
Wienerberger AG
54,442
0.0
3,463,299
0.6
Belgium : 1.3%
571  Ackermans & van Haaren
NV
177,215
0.0
2,720
Aedifica SA
219,951
0.1
4,194
Barco NV
38,000
0.0
10,404
(1)
bpost SA
18,031
0.0
533
Cie d'Entreprises CFE
7,283
0.0
16,271
Colruyt Group N.V
729,437
0.1
1,582
Deme Group NV
301,814
0.1
51,136
Fagron
1,365,878
0.2
535
Jensen-Group NV
52,321
0.0
4,934
(1)
Materialise NV, ADR
31,331
0.0
6,456
Proximus SADP
47,832
0.0
4,149
Retail Estates NV
315,437
0.1
2,112
Tessenderlo Group SA
52,008
0.0
4,135
Titan America SA
64,010
0.0
163,467
Umicore SA
4,080,116
0.7
489  Wereldhave Belgium
Comm VA
29,999
0.0
7,530,663
1.3
Bermuda : 0.4%
26,312
Conduit Holdings Ltd.
153,373
0.0
10,216
Himalaya Shipping Ltd.
160,610
0.1
27,499
Marex Group Ltd.
1,785,235
0.3
2,099,218
0.4
Brazil : 0.0%
32,587  Guararapes Confeccoes
S.A.
50,785
0.0
5,495
Pluxee NV
90,211
0.0
140,996
0.0
Canada : 9.4%
24,700
Aecon Group, Inc.
796,933
0.1
4,300  AGF Management Ltd. -
Class B
69,323
0.0
66,410
(1)
Air Canada
1,201,856
0.2
87,100
Amerigo Resources Ltd.
411,936
0.1
24,403
(1)
Aritzia, Inc.
2,431,509
0.4
61,397  Atco Ltd./Canada - Class
I
3,495,449
0.6
161,700
B2Gold Corp.
605,575
0.1
192,793
(1)
Bausch Health Cos., Inc.
1,327,141
0.2
40,015
Bird Construction, Inc.
1,908,766
0.3
31,697
(1)
BlackBerry Ltd.
269,424
0.1
19,049  Boardwalk Real Estate
Investment Trust
900,236
0.2
11,500
(1)
Bonterra Energy Corp.
46,596
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Canada (continued)
11,057  Canaccord Genuity
Group, Inc.
$ 113,579
0.0
14,092
Canada Packers, Inc.
191,700
0.0
117,100
(1)
Capstone Copper Corp.
1,111,817
0.2
18,147
Cascades, Inc.
174,370
0.0
25,939
Centerra Gold, Inc.
445,932
0.1
158,875  CES Energy Solutions
Corp.
1,851,851
0.3
4,742
Chorus Aviation, Inc.
83,214
0.0
1,500  Cogeco Communications,
Inc.
63,238
0.0
1,900
Cogeco, Inc.
78,936
0.0
5,138  Colliers International
Group, Inc.
505,205
0.1
626
(1)
D2L, Inc.
4,153
0.0
98,697
DPM Metals, Inc.
3,469,550
0.6
82,617
Enerflex Ltd.
1,839,928
0.3
15,600
(1)
Ensign Energy Services,
Inc.
38,837
0.0
8,600
Evertz Technologies Ltd.
98,463
0.0
3,300
Exchange Income Corp.
295,549
0.1
10,508
Exco Technologies Ltd.
62,665
0.0
32,860
Extendicare, Inc.
831,667
0.2
33,944
Finning International, Inc.
2,249,454
0.4
5,100  Firm Capital Property
Trust
25,612
0.0
105,900
(1)
Fortuna Mining Corp.
892,163
0.2
13,350
Gildan Activewear, Inc.
738,995
0.1
9,700
Groupe Dynamite, Inc.
391,709
0.1
182,303  Headwater Exploration,
Inc.
1,723,091
0.3
3,614
(1)
High Arctic Energy
Services, Inc.
2,294
0.0
132,746
Hudbay Minerals, Inc.
3,012,198
0.5
4,654
(1)
Imperial Metals Corp.
23,903
0.0
53,400
(1)
Journey Energy, Inc.
171,416
0.0
7,072
(1)
Kinaxis, Inc.
847,520
0.2
2,100
Linamar Corp.
154,880
0.0
18,000
(1)
Lotus Creek Exploration,
Inc.
42,116
0.0
35,360
(1)
Mako Mining Corp.
249,716
0.1
50,738
Maple Leaf Foods, Inc.
1,035,137
0.2
19,475  Martinrea International,
Inc.
141,563
0.0
2,200  Melcor Developments
Ltd.
29,582
0.0
35,941
Methanex Corp.
1,997,477
0.4
147,756
Monument Mining Ltd.
76,943
0.0
1,200
Morguard Corp.
95,873
0.0
19,800
Mullen Group Ltd.
388,839
0.1
31,000  Neo Performance
Materials, Inc.
729,750
0.1
52,581
Northland Power, Inc.
818,431
0.2
22,000
(1)(2)
Obsidian Energy Ltd.
236,188
0.1
23,358  Paramount Resources
Ltd. - Class A
493,036
0.1
6,215
Pason Systems, Inc.
54,974
0.0
15,600  PHX Energy Services
Corp.
118,404
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Canada (continued)
5,900  Polaris Renewable
Energy, Inc.
$ 63,552
0.0
84,340
Quebecor, Inc. - Class B
3,902,797
0.7
19,334
Russel Metals, Inc.
927,635
0.2
9,884
(1)
Santacruz Silver Mining
Ltd.
63,597
0.0
8,000
(1)
Source Energy Services
Ltd.
65,913
0.0
4,965
(1)
SSR Mining, Inc.
127,203
0.0
26,200  Strathcona Resources
Ltd.
794,681
0.1
152,800
Surge Energy, Inc.
1,128,138
0.2
10,900
(1)
Thinkific Labs, Inc.
9,331
0.0
98,226
Thor Explorations Ltd.
69,368
0.0
2,700
(1)
Tidewater Renewables
Ltd.
31,876
0.0
32,600  Torex Gold Resources,
Inc.
1,254,606
0.2
19,400  Total Energy Services,
Inc.
327,012
0.1
101,627
Vermilion Energy, Inc.
1,209,215
0.2
1,100
Wajax Corp.
25,463
0.0
204,134
Whitecap Resources, Inc.
2,408,515
0.4
5,500
Winpak Ltd.
172,511
0.0
54,048,075
9.4
China : 1.4%
132,484  Anhui Huaheng
Biotechnology Co. Ltd. -
Class A
333,304
0.1
33,347
ATRenew, Inc., ADR
141,391
0.0
20,481
(1)
Baozun, Inc., ADR
58,781
0.0
497,000  Canny Elevator Co. Ltd.
- Class A
391,728
0.1
28,549  Chengdu Easton Bio
Pharmaceutical Co. Ltd.
- Class A
189,060
0.1
244,000
China Foods Ltd.
107,390
0.0
127,600
(1)
China Leon Inspection
Holding Ltd.
28,039
0.0
102,000
China Lilang Ltd.
45,031
0.0
1,060,000
(1)
China Union Holdings
Ltd. - Class A
614,024
0.1
564  China Yuchai
International Ltd.
26,598
0.0
12,700
(1)
Colorlight Cloud Tech Ltd.
- Class A
85,809
0.0
57,060  Dongguan Tarry
Electronics Co. Ltd. -
Class A
404,848
0.1
108,000  Edvantage Group
Holdings Ltd.
6,727
0.0
51,500  EEKA Fashion Holdings
Ltd.
34,912
0.0
111,072
(1)
Ever Reach Group
Holdings Co. Ltd.
2,932
0.0
691,406  Fountain SET Holdings
Ltd.
54,661
0.0
233,000  Goodbaby International
Holdings Ltd.
26,399
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
122,786  Guangdong Dongpeng
Holdings Co. Ltd. - Class
A
$ 86,174
0.0
134,600
(1)
Guangdong Kinlong
Hardware Products Co.
Ltd. - Class A
302,460
0.1
38,000  Guangdong Lingxiao
Pump Industry Co. Ltd. -
Class A
91,455
0.0
287,069  Guangdong
Shirongzhaoye Co. Ltd. -
Class A
181,233
0.1
58,600  Guangdong Vanward
New Electric Co. Ltd. -
Class A
58,155
0.0
64,900  Guangzhou KDT
Machinery Group Co. Ltd.
- Class A
170,690
0.0
76,000
(1)
Hangzhou Bio-Sincerity
Pharma-Tech Co. Ltd. -
Class A
425,701
0.1
38,913
Hello Group, Inc., ADR
233,089
0.1
28,276
(1)
Henan Jinma Energy Co.
Ltd. - Class H
2,101
0.0
95,800  Jiangsu Shentong Valve
Co. Ltd. - Class A
179,942
0.0
129,300  Jingjin Equipment, Inc. -
Class A
256,945
0.1
298,000
(3)
Jiumaojiu International
Holdings Ltd.
46,429
0.0
59,000  Lee & Man Paper
Manufacturing Ltd.
30,206
0.0
53,009  LexinFintech Holdings
Ltd., ADR
77,393
0.0
24,430  Luster LightTech Co. Ltd.
- Class A
154,191
0.0
30,000
(1)(3)
Mobvista, Inc.
42,808
0.0
38,900  Nanjing Kangni
Mechanical & Electrical
Co. Ltd. - Class A
33,249
0.0
49,000  NetDragon Websoft
Holdings Ltd.
50,363
0.0
1,268,000  Nexteer Automotive
Group Ltd.
679,233
0.1
63,932  Novogene Co. Ltd. -
Class A
120,430
0.0
18,600  Opple Lighting Co. Ltd. -
Class A
47,808
0.0
31,758
Pacific Online Ltd.
1,046
0.0
94,851
(1)
Road King Infrastructure
Ltd.
5,805
0.0
28,553
(1)
Shanghai Aohua
Photoelectricity
Endoscope Co. Ltd. -
Class A
115,291
0.0
10,900  Shenzhen Hongfuhan
Technology Co. Ltd. -
Class A
149,382
0.0
779,000  Sihuan Pharmaceutical
Holdings Group Ltd.
89,261
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
321,180
(1)
Tang Palace China
Holdings Ltd.
$ 4,095
0.0
557,000
(2)
Tianli International
Holdings Ltd.
91,716
0.0
60,623
(1)
Tongda Group Holdings
Ltd.
14,842
0.0
140,800
Tongdao Liepin Group
38,563
0.0
239,200
Vatti Corp. Ltd. - Class A
171,834
0.0
9,714  Viomi Technology Co.
Ltd., ADR
7,481
0.0
899,000  Wanda Hotel
Development Co. Ltd.
10,618
0.0
58,000  Xianheng International
Science&Technology Co.
Ltd. - Class A
115,543
0.0
319,000
(4)
Xiwang Special Steel Co.
Ltd.
—
—
223,800  Yixintang Pharmaceutical
Group Co. Ltd. - Class A
387,162
0.1
119,814  Zengame Technology
Holding Ltd.
36,963
0.0
426,800  Zhejiang Hailide New
Material Co. Ltd. - Class
A
338,693
0.1
21,461  Zhejiang Lante Optics
Co. Ltd. - Class A
188,578
0.1
150,300  Zhejiang Semir Garment
Co. Ltd. - Class A
138,408
0.0
37,520
(1)
Zhihu, Inc., ADR
122,690
0.0
7,849,660
1.4
Congo (Democratic Republic) : 0.1%
302,301
(1)
Helios Towers PLC
799,856
0.1
Denmark : 2.8%
31,503
ALK-Abello A/S
1,077,478
0.2
45,839
(1)
Bavarian Nordic A/S
1,256,531
0.2
19,420
(1)
Cadeler A/S
110,654
0.0
18,660
D/S Norden A/S
971,684
0.2
21,282
(1)
Demant A/S
921,168
0.2
15,925
FLSmidth & Co. A/S
1,195,060
0.2
5,684
H Lundbeck A/S
36,365
0.0
40,730
ISS A/S
1,805,208
0.3
22,184
Jyske Bank A/S, Reg
3,521,162
0.6
156  MT Hoejgaard Holding
A/S
6,378
0.0
15,662
(1)(3)
Netcompany Group A/S
781,656
0.1
82
North Media A/S
583
0.0
16,982
Pandora A/S
2,126,632
0.4
3,457
Per Aarsleff Holding A/S
385,046
0.1
12,594
Royal Unibrew A/S
944,753
0.2
1,323
Skjern Bank
76,029
0.0
1,488
SP Group A/S
109,099
0.0
4,135  Sparekassen Sjaelland-
Fyn A/S
267,056
0.0
17,631
(1)
Zealand Pharma A/S
828,821
0.1
16,421,363
2.8
Finland : 0.9%
30  Alandsbanken Abp -
Class B
1,514
0.0
9,890
Anora Group Oyj
41,513
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Finland (continued)
25,026
Cargotec Oyj - Class B
$ 1,700,699
0.3
16,637
Finnair Oyj
92,398
0.0
1,865
GRK Infra Oyj
46,453
0.0
1,291
Kalmar Oyj - Class B
57,409
0.0
62,774
Konecranes Oyj
1,958,283
0.4
3,431
Marimekko Oyj
41,755
0.0
694
Olvi Oyj - Class A
26,511
0.0
20,414
(2)
Oriola Oyj - Class B
21,116
0.0
10,956
Orion Oyj - Class B
1,024,245
0.2
3,584
Pihlajalinna Oyj
42,486
0.0
39
Ponsse Oyj
1,049
0.0
3
Relais Group Oyj
52
0.0
6,993
Sanoma Oyj
71,404
0.0
5,505
Scanfil Oyj
73,003
0.0
3,506
Vaisala Oyj - Class A
222,329
0.0
5,422,219
0.9
France : 6.2%
1,967
ABC arbitrage
11,755
0.0
70,572
(3)
Ayvens SA
951,150
0.2
4,089
BioMerieux
325,926
0.1
18,623
Canal+ SA
66,248
0.0
13,089
Carmila SA
255,589
0.1
36,200
Carrefour SA
664,342
0.1
6,740
Cie des Alpes
158,798
0.0
18,230
Covivio SA/France
1,112,889
0.2
21,348
(1)
Criteo SA
465,813
0.1
28,661
Derichebourg SA
308,565
0.1
24,611
Eiffage SA
3,497,951
0.6
56,975
Elis SA
1,634,265
0.3
37,173  Etablissements Maurel et
Prom SA
349,667
0.1
29,521
(1)
Euroapi SA
33,397
0.0
10,911
Exosens SAS
723,898
0.1
10,938
(1)
Forvia SE
113,000
0.0
2,152  Gaztransport Et
Technigaz SA
486,394
0.1
5,722
GL Events
208,234
0.0
18,039
Ipsen SA
3,485,596
0.6
9,215
IPSOS
380,715
0.1
28,622
JCDecaux SE
749,814
0.1
183,254
Klepierre SA
8,323,586
1.4
3,166
LISI SA
232,526
0.0
281,786
Louis Hachette Group
572,612
0.1
17,676
Mercialys SA
245,025
0.0
999
Mersen SA
43,033
0.0
698
Neurones
30,707
0.0
5,323
Nexans SA
810,807
0.1
3,568
North Atlantic Energies
274,761
0.1
5,916
Opmobility
87,852
0.0
27,163
Rexel SA
1,127,148
0.2
58
(2)
Robertet SA
53,395
0.0
13,276
Rubis SCA
513,218
0.1
22,578
SCOR SE
893,212
0.2
1,031
Semco Technologies SAS
47,859
0.0
11,962
(1)(3)
SMCP SA
92,140
0.0
492
Societe LDC SADIR
64,890
0.0
4,895  Sopra Steria Group
SACA
1,039,023
0.2
29,953
SPIE SA
1,610,895
0.3

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
France (continued)
1,221
Synergie SE
$ 41,536
0.0
11,678
Technip Energies NV
403,904
0.1
518
Teleperformance
41,216
0.0
89,396
Valeo
1,546,721
0.3
29,670
Vallourec SA
715,376
0.1
240
Vetoquinol SA
20,209
0.0
3,359
Vicat SACA
254,288
0.0
1,879
Virbac SA
731,695
0.1
489
(1)
Viridien
52,582
0.0
35,854,222
6.2
Germany : 4.7%
2,702
Aixtron SE
113,974
0.0
327
AlzChem Group AG
58,280
0.0
21,705
Aroundtown SA
54,596
0.0
4,880
Atoss Software AG
475,412
0.1
4,988
(3)
Aumann AG
79,952
0.0
1,359
(1)
Aumovio SE
62,749
0.0
5,324
Aurubis AG
1,120,287
0.2
15,259
Bechtle AG
638,984
0.1
316
Bijou Brigitte AG
17,522
0.0
8,880
Bilfinger SE
849,248
0.2
6,523
(1)
CECONOMY AG
31,998
0.0
810  Cewe Stiftung & Co.
KGaA
89,712
0.0
991
Daldrup & Soehne AG
26,480
0.0
1,053
Dermapharm Holding SE
49,799
0.0
125,017
Deutsche Lufthansa AG
1,311,807
0.2
315
Deutsche Rohstoff AG
29,468
0.0
122,366
(2)
Deutz AG
1,396,210
0.3
16,145
Duerr AG
333,359
0.1
17,227
(3)
DWS Group GmbH & Co.
KGaA
1,453,074
0.3
351
Elmos Semiconductor SE
59,313
0.0
1,252
ElringKlinger AG
6,988
0.0
80,745
Evonik Industries AG
1,633,447
0.3
4,047
flatexDEGIRO AG
170,399
0.0
24,179
Freenet AG
679,455
0.1
16,738
GEA Group AG
1,189,093
0.2
1,611
GRENKE AG
21,885
0.0
1,761
Hochtief AG
902,555
0.2
271  Hornbach Holding AG &
Co. KGaA
26,107
0.0
605
(1)
Hypoport SE
57,507
0.0
3,043
Indus Holding AG
111,561
0.0
376
Innoscripta SE
31,555
0.0
2,888
(1)
Ionos SE
105,278
0.0
2,706
KION Group AG
122,453
0.0
253
Krones AG
32,606
0.0
318
MBB SE
70,815
0.0
47,811
(1)
Nordex SE
2,136,179
0.4
6,917
Norma Group SE
145,849
0.0
540
Pfisterer Holding SE
47,470
0.0
1,045
Rational AG
813,592
0.2
14,083
Salzgitter AG
843,724
0.2
14,988
(3)
Scout24 SE
1,284,976
0.2
7,655
(1)
SMA Solar Technology
AG
469,682
0.1
14,022
SUSS MicroTec SE
1,213,869
0.2
78,751
TAG Immobilien AG
1,258,391
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Germany (continued)
109,631
thyssenkrupp AG
$ 1,538,439
0.3
561
(1)
Tkms AG& Co. KGaA
53,446
0.0
25,649
(1)
Tonies SE - Class A
365,067
0.1
9,724
(1)
Trivago NV, ADR
51,343
0.0
114,557
(2)
TUI AG
997,710
0.2
1,986
United Internet AG, Reg
54,254
0.0
6,414
(1)
Wacker Chemie AG
656,949
0.1
5,351
Wacker Neuson SE
135,164
0.0
42,397
(1)(3)
Zalando SE
1,382,787
0.2
26,862,819
4.7
Greece : 0.2%
5,080
Danaos Corp.
719,480
0.1
1,589
Piraeus Port Authority SA
81,132
0.0
29,864
(1)
StealthGas, Inc.
266,387
0.1
7,911  Thrace Plastics Holding
and Co.
43,332
0.0
11,724  Trade Estates Real
Estate Investment SA
26,093
0.0
1,136,424
0.2
Guatemala : 0.2%
8,734  Millicom International
Cellular SA
833,922
0.2
Hong Kong : 0.5%
44,000
ASMPT Ltd.
844,341
0.1
224,400
Bank of East Asia Ltd.
476,689
0.1
204,478
Build King Holdings Ltd.
38,328
0.0
108,000  Cafe de Coral Holdings
Ltd.
76,467
0.0
80,000  Computer & Technologies
Holdings Ltd.
12,547
0.0
1,703
Computime Group Ltd.
99
0.0
86,000
(3)
Crystal International
Group Ltd.
70,902
0.0
207,600  Dah Sing Banking Group
Ltd.
398,886
0.1
54,000  Dah Sing Financial
Holdings Ltd.
343,051
0.1
232,000
(1)
Hop Fung Group
Holdings Ltd.
4,585
0.0
261,000  Hutchison Port Holdings
Trust - Class U
50,373
0.0
159,787  Johnson Electric Holdings
Ltd.
379,048
0.1
90,000  Lee's Pharmaceutical
Holdings Ltd.
12,308
0.0
33,822  Lung Kee Bermuda
Holdings
6,340
0.0
223,367
Midland Holdings Ltd.
64,300
0.0
99,000  Modern Dental Group
Ltd.
97,085
0.0
1,211,244  Singamas Container
Holdings Ltd.
69,502
0.0
222,000
(1)
Skyworth Group Ltd.
123,624
0.0
31,565
Sun Hung Kai & Co. Ltd.
16,583
0.0
175,138  Vedan International
Holdings Ltd.
15,856
0.0
15,840
(1)
Wai Kee Holdings Ltd.
1,858
0.0
3,102,772
0.5

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Hungary : 0.0%
34,630
Opus Global Nyrt
$ 39,184
0.0
India : 0.0%
48,727
Gateway Distriparks Ltd.
29,602
0.0
25,620
(4)
Geodesic Ltd.
—
—
6,832  Great Eastern Shipping
Co. Ltd.
96,665
0.0
21,379
(4)
Varun Industries Ltd.
—
—
2,046
(1)
Venus Remedies Ltd.
33,981
0.0
160,248
0.0
Indonesia : 0.1%
1,323,800  Bank Pembangunan
Daerah Jawa Timur Tbk
PT
38,232
0.0
516,800
(1)
Bank Tabungan Negara
Persero Tbk PT
34,801
0.0
50,700
Bumitama Agri Ltd.
64,835
0.0
406,900
(1)
Champ Resto Indonesia
Tbk PT
5,699
0.0
141,800
First Resources Ltd.
374,831
0.1
375,700  Golden Agri-Resources
Ltd.
83,492
0.0
527,300  IMC Pelita Logistik Tbk
PT
9,319
0.0
503,300  Indonesia Kendaraan
Terminal Tbk PT
32,166
0.0
24,432
(1)
Indo-Rama Synthetics
Tbk PT
3,123
0.0
2,860,600
(1)
Media Nusantara Citra
Tbk PT
33,342
0.0
137,166
(1)
Nickel Industries Ltd.
78,154
0.0
757,994
0.1
Ireland : 0.5%
10,540
(1)
Amarin Corp. PLC, ADR
150,300
0.1
438,890
Cairn Homes PLC
1,235,604
0.2
37,331
Glanbia PLC
991,074
0.2
52,014
(1)(3)
Glenveagh Properties
PLC
143,779
0.0
17,778
Origin Enterprises PLC
85,078
0.0
2,605,835
0.5
Israel : 1.1%
20,186
(1)
Allot Ltd.
153,615
0.0
3,236
(2)
Analyst IMS Investment
Management Services
Ltd.
152,700
0.0
1,751  Automatic Bank Services
Ltd.
12,758
0.0
5,270
(4)
B Communications Ltd.
—
—
101,233  Bezeq The Israeli
Telecommunication Corp.
Ltd.
242,557
0.1
344  Blue Square Real Estate
Ltd.
36,156
0.0
9,834
(1)
Brainsway Ltd., ADR
149,772
0.0
1,283
(1)(2)
Camtek Ltd./Israel
169,946
0.0
62,556
(1)
Cognyte Software Ltd.
559,251
0.1
1,360
Delek Group Ltd.
35,904
0.0
29,694
El Al Israel Airlines
131,856
0.0
1,097
(1)
Etoro Group Ltd. - Class
A
39,130
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Israel (continued)
2,356  Formula Systems 1985
Ltd.
$ 248,450
0.1
1,871
(1)
Gilat Satellite Networks
Ltd.
20,675
0.0
6,056
(1)
Global-e Online Ltd.
238,061
0.1
8,788  Ituran Location and
Control Ltd.
484,746
0.1
11,142
Max Stock Ltd.
127,064
0.0
854
Mega Or Holdings Ltd.
138,705
0.0
431
(1)
Neto ME Holdings Ltd.
31,022
0.0
616  Next Vision Stabilized
Systems Ltd.
47,865
0.0
31,135
(1)
Nexxen International Ltd.
320,068
0.1
3,099  One Software
Technologies Ltd.
66,449
0.0
17,629
(1)
Radware Ltd.
461,703
0.1
33,724  Sella Capital Real Estate
Ltd.
97,244
0.0
8,892
(1)
SimilarWeb Ltd.
63,756
0.0
451,156
(1)
Taboola.com Ltd.
2,260,292
0.4
2,294  Tel Aviv Stock Exchange
Ltd.
88,358
0.0
3,721  ZIM Integrated Shipping
Services Ltd.
93,732
0.0
6,471,835
1.1
Italy : 2.6%
12,681
A2A SpA
33,125
0.0
38,657
Ascopiave SpA
119,913
0.0
5,271
(2)
Avio SpA
177,312
0.0
33,494
Azimut Holding SpA
1,422,658
0.3
20,030
Banca Generali SpA
1,513,209
0.3
1,110
Brunello Cucinelli SpA
113,198
0.0
610
Cembre SpA
57,556
0.0
135,364
(1)
CIR SpA-Compagnie
Industriali
112,232
0.0
9,043
Credito Emiliano SpA
198,852
0.0
68,618  d'Amico International
Shipping SA
571,685
0.1
6,422  Danieli & C Officine
Meccaniche SpA
330,186
0.1
31,883
De' Longhi SpA
1,496,566
0.3
3,484
(1)(2)
Digital Bros SpA
51,428
0.0
13,709
El.En. SpA
245,665
0.1
18,326
(3)
Enav SpA
107,025
0.0
10,022
Fiera Milano SpA
97,561
0.0
5,820
(2)
Fine Foods &
Pharmaceuticals NTM
55,570
0.0
417,643
Iren SpA
1,214,587
0.2
56,432
Lottomatica Group SpA
1,525,592
0.3
87,792
Maire Tecnimont SpA
1,311,998
0.2
3,454
(1)
NewPrinces SpA
63,946
0.0
22,988
(2)(3)
Nexi SpA
112,662
0.0
8,287
Orsero SpA
154,098
0.0
196,460
(3)
OVS SpA
1,420,201
0.3
8,355
Piquadro SpA
29,676
0.0
7,335
(3)
Pirelli & C SpA
55,875
0.0
11,565
PLC SpA
41,075
0.0
8,040
Reply SpA
1,020,292
0.2
42,948
(1)
Safilo Group SpA
81,816
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Italy (continued)
21,740
(2)
Saipem SpA
$ 105,470
0.0
320
Sesa SpA
34,180
0.0
22
(1)
Somec SpA
579
0.0
38,258
(3)
Technogym SpA
598,565
0.1
1,812
(1)
Technoprobe SpA
57,960
0.0
559,577
(1)
Tesmec SpA
216,018
0.1
14,748,331
2.6
Ivory Coast : 0.3%
37,014  Endeavour Mining
PLC-CAD
1,751,620
0.3
3,109  Endeavour Mining
PLC-GBP
148,316
0.0
1,899,936
0.3
Japan : 22.8%
10,700  A&D HOLON Holdings
Co. Ltd.
198,885
0.0
3,100
AB&Company Co. Ltd.
26,550
0.0
2,174
(2)
ABHotel Co. Ltd.
19,331
0.0
7,400
(1)
Access Co. Ltd.
15,879
0.0
3,000
Achilles Corp.
24,205
0.0
27,200
Adastria Co. Ltd.
577,832
0.1
3,600
Ad-sol Nissin Corp.
33,945
0.0
5,800
Adways, Inc.
11,480
0.0
15,200  AEON Financial Service
Co. Ltd.
149,449
0.0
26,800  Aichi Financial Group,
Inc.
288,886
0.1
3,300
Aichi Steel Corp.
60,546
0.0
786
Aichi Tokei Denki Co. Ltd.
13,729
0.0
7,900
Aida Engineering Ltd.
58,739
0.0
10,600
Aidma Holdings, Inc.
62,691
0.0
1,000
Aiphone Co. Ltd.
17,645
0.0
3,400
Airtrip Corp.
18,933
0.0
2,700
AIT Corp.
39,779
0.0
2,900
Akatsuki, Inc.
55,385
0.0
4,400
Akita Bank Ltd.
198,539
0.0
39,800
(2)
Allied Telesis Holdings KK
58,122
0.0
1,200
Alpha Systems, Inc.
24,719
0.0
3,800
AlphaPolis Co. Ltd.
25,252
0.0
34,700
Alps Alpine Co. Ltd.
475,319
0.1
2,900
Amiyaki Tei Co. Ltd.
24,728
0.0
9,600
Anest Iwata Corp.
107,917
0.0
94,800
Anritsu Corp.
2,071,874
0.4
5,900
AOKI Holdings, Inc.
63,747
0.0
5,500
Aozora Bank Ltd.
104,366
0.0
3,400  Arakawa Chemical
Industries Ltd.
38,265
0.0
1,600
Arata Corp.
26,188
0.0
4,000
Argo Graphics, Inc.
34,140
0.0
2,900
Artience Co. Ltd.
80,344
0.0
23,400
Artner Co. Ltd.
139,597
0.0
4,100
Asahi Co. Ltd.
34,970
0.0
45,000
Asahi Intecc Co. Ltd.
1,015,251
0.2
15,300
Ascentech KK
40,033
0.0
1,400  ASKA Pharmaceutical
Holdings Co. Ltd.
18,778
0.0
13,000
Astena Holdings Co. Ltd.
41,017
0.0
12,500
Atrae, Inc.
67,406
0.0
29,100
Aucnet, Inc.
242,453
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
1,400
Aval Data Corp.
$ 27,129
0.0
16,600
Avant Group Corp.
131,822
0.0
6,700
Avex, Inc.
55,489
0.0
9,200
Awa Bank Ltd.
474,992
0.1
80,600
Azbil Corp.
834,615
0.2
10,300  Bando Chemical
Industries Ltd.
155,391
0.0
6,000
Bank of Iwate Ltd.
80,241
0.0
2,100
Bank of Nagoya Ltd.
84,751
0.0
4,600
Bank of Saga Ltd.
160,000
0.0
8,600
Bank of the Ryukyus Ltd.
157,131
0.0
27,000  BayCurrent Consulting,
Inc.
1,217,811
0.2
1,500
Bell-Park Co. Ltd.
27,126
0.0
29,800
BIPROGY, Inc.
914,485
0.2
2,700
BML, Inc.
60,559
0.0
4,100
Brother Industries Ltd.
102,103
0.0
4,100
Bunka Shutter Co. Ltd.
48,736
0.0
30,500
Bushiroad, Inc.
71,520
0.0
15,600  Business Brain Showa-
Ota, Inc.
101,055
0.0
2,200
Careerlink Co. Ltd.
32,546
0.0
11,800
Casio Computer Co. Ltd.
129,664
0.0
12,500  Central Automotive
Products Ltd.
160,576
0.0
6,500
Central Glass Co. Ltd.
160,829
0.0
1,500  Central Security Patrols
Co. Ltd.
26,217
0.0
1,700
Central Sports Co. Ltd.
25,945
0.0
5,800
Change Holdings, Inc.
34,865
0.0
1,300
Chiyoda Integre Co. Ltd.
26,503
0.0
15,100
Chubu Shiryo Co. Ltd.
178,634
0.0
4,000  Chuetsu Pulp & Paper
Co. Ltd.
52,358
0.0
1,100
Chugai Ro Co. Ltd.
26,462
0.0
2,700  Chugin Financial Group,
Inc.
55,635
0.0
42,800  Chugoku Electric Power
Co., Inc.
250,819
0.1
10,500
Citizen Watch Co. Ltd.
139,003
0.0
34,100
CKD Corp.
1,244,406
0.2
1,500
CMC Corp.
17,774
0.0
4,300  Cosmo Energy Holdings
Co. Ltd.
107,006
0.0
60,400
Credit Saison Co. Ltd.
1,710,965
0.3
6,600
Creek & River Co. Ltd.
59,692
0.0
7,700
CTS Co. Ltd.
40,634
0.0
54,500
Curves Holdings Co. Ltd.
327,146
0.1
130,600
CyberAgent, Inc.
1,193,202
0.2
2,400
Cybertrust Japan Co. Ltd.
18,591
0.0
11,700
(2)
Cybozu, Inc.
200,366
0.1
10,700  Daihatsu Diesel
Manufacturing Co. Ltd.
182,828
0.0
5,700
Daihen Corp.
476,924
0.1
7,600
Dai-Ichi Cutter Kogyo KK
66,353
0.0
2,400
Daiichi Jitsugyo Co. Ltd.
47,630
0.0
5,600  Dainichiseika Color &
Chemicals Manufacturing
Co. Ltd.
38,871
0.0
9,300
Daio Paper Corp.
57,881
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
5,400  Daito Pharmaceutical
Co. Ltd.
$ 42,314
0.0
11,430
Daitron Co. Ltd.
233,601
0.1
2,400
Daiwa Industries Ltd.
25,874
0.0
2,900
Densan Co. Ltd.
47,082
0.0
4,600
(1)
Dentsu Group, Inc.
102,068
0.0
700
Digital Arts, Inc.
17,878
0.0
6,600  Digital Hearts Holdings
Co. Ltd.
31,048
0.0
4,200  Digital Information
Technologies Corp.
24,942
0.0
9,900
Doshisha Co. Ltd.
184,833
0.0
6,300
Double Standard, Inc.
49,609
0.0
16,000  Doutor Nichires Holdings
Co. Ltd.
320,983
0.1
89,528
DTS Corp.
651,111
0.1
5,200
Earth Corp.
154,590
0.0
6,600
Ebase Co. Ltd.
17,540
0.0
3,600
Ehime Bank Ltd.
62,203
0.0
5,600
Eiken Chemical Co. Ltd.
75,262
0.0
6,200
Elan Corp.
29,842
0.0
22,100
Elecom Co. Ltd.
257,152
0.1
2,800  Electric Power
Development Co. Ltd.
66,238
0.0
22,700
en Japan, Inc.
182,571
0.0
1,400
Enomoto Co. Ltd.
20,396
0.0
4,700
Entrust, Inc.
33,071
0.0
4,400
eSOL Co. Ltd.
19,574
0.0
7,300
Feed One Co. Ltd.
58,703
0.0
1,300
Ferrotec Corp.
65,571
0.0
5,100
Fibergate, Inc./Japan
25,036
0.0
4,900
FINDEX, Inc.
25,848
0.0
13,600
First Bank of Toyama Ltd.
245,507
0.1
37,800
Food & Life Cos. Ltd.
1,319,729
0.2
10,600
Foster Electric Co. Ltd.
187,639
0.0
2,100
Freebit Co. Ltd.
20,501
0.0
38,200
Fuji Corp./Aichi
1,706,636
0.3
7,900
Fuji Pharma Co. Ltd.
91,788
0.0
5,000  Fuji Seal International,
Inc.
94,197
0.0
7,900
Fujikura Kasei Co. Ltd.
42,513
0.0
2,100
Fujimi, Inc.
49,156
0.0
46,000
Fujimori Kogyo Co. Ltd.
386,675
0.1
2,200
Fukuda Denshi Co. Ltd.
156,202
0.0
3,000  Fukushima Galilei Co.
Ltd.
64,701
0.0
2,900  Fukuyama Transporting
Co. Ltd.
108,088
0.0
19,400
Furyu Corp.
168,176
0.0
5,200  Fuso Pharmaceutical
Industries Ltd.
70,751
0.0
10,100
Futaba Industrial Co. Ltd.
65,198
0.0
9,800
Future Corp.
150,975
0.0
13,200
Gakken Holdings Co. Ltd.
84,102
0.0
3,184
(2)
Gamecard-Joyco
Holdings, Inc.
52,634
0.0
3,200
Gecoss Corp.
34,854
0.0
661  Global One Real Estate
Investment Corp.
464,428
0.1
1,600
GLOBERIDE, Inc.
25,525
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
34,900
Glory Ltd.
$ 992,153
0.2
1,119
GLP J-Reit
1,016,895
0.2
1,500
(2)
GMO GlobalSign
Holdings KK
21,430
0.0
4,800
GMO internet group, Inc.
128,144
0.0
12,800
Greens Co. Ltd.
176,632
0.0
1,500
grems, Inc.
24,155
0.0
44,000
GS Yuasa Corp.
1,481,784
0.3
13,900  GungHo Online
Entertainment, Inc.
211,686
0.1
61,600
H2O Retailing Corp.
1,102,020
0.2
17,600  Hachijuni Nagano Bank
Ltd.
273,469
0.1
14,100  Hakuhodo DY Holdings,
Inc.
115,076
0.0
2,200
Hakuto Co. Ltd.
67,832
0.0
11,800
Halows Co. Ltd.
283,498
0.1
116  Hankyu Hanshin REIT,
Inc.
104,989
0.0
4,600
Happinet Corp.
95,221
0.0
4,000
Hazama Ando Corp.
45,573
0.0
7,200
Heiwa Corp.
96,435
0.0
12,900
Hennge KK
105,596
0.0
4,600
Hioki EE Corp.
318,482
0.1
2,300  Hirano Tecseed Co. Ltd./
Kinzoku
23,138
0.0
11,000
Hirata Corp.
192,471
0.0
2,000  Hitachi Construction
Machinery Co. Ltd.
66,661
0.0
9,100
Hochiki Corp.
108,786
0.0
6,200  Hodogaya Chemical Co.
Ltd.
79,055
0.0
1,500  Hokuriku Electric Industry
Co. Ltd.
21,936
0.0
8,700  Hokuriku Electric Power
Co.
52,065
0.0
1,800  Hokuryo Co. Ltd./
Hokkaido
22,721
0.0
7,600
H-One Co. Ltd.
73,238
0.0
9,500
Horiba Ltd.
1,491,038
0.3
2,100  Human Technologies,
Inc./Tokyo
22,440
0.0
39,000
Hyakugo Bank Ltd.
487,531
0.1
48,000
Hyakujushi Bank Ltd.
845,752
0.2
8,100
Ibiden Co. Ltd.
810,347
0.2
13,200
IBJ, Inc.
68,215
0.0
2,000
Ichiken Co. Ltd.
32,935
0.0
19,100
Ichikoh Industries Ltd.
63,067
0.0
6,200
ID Holdings Corp.
39,568
0.0
2,400
Idec Corp./Japan
52,660
0.0
4,100
Iino Kaiun Kaisha Ltd.
38,019
0.0
5,100  Inaba Seisakusho Co.
Ltd.
54,479
0.0
2,200
Inabata & Co. Ltd.
54,407
0.0
94,800  INFRONEER Holdings,
Inc.
1,533,730
0.3
5,900
Insource Co. Ltd.
27,960
0.0
377
ISB Corp.
5,577
0.0
10,600
Iseki & Co. Ltd.
121,864
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
1,500  Isetan Mitsukoshi
Holdings Ltd.
$ 33,479
0.0
1,700  Ishihara Chemical Co.
Ltd.
30,629
0.0
2,800
Itochu Enex Co. Ltd.
37,979
0.0
6,200
IwaiCosmo Holdings, Inc.
161,607
0.0
3,100
Iyogin Holdings, Inc.
69,748
0.0
26,400
Izumi Co. Ltd.
165,777
0.0
44,400
J Trust Co. Ltd.
226,120
0.1
30,300
JAC Recruitment Co. Ltd.
179,422
0.0
19,300
Japan Airlines Co. Ltd.
355,980
0.1
9,700  Japan Aviation
Electronics Industry Ltd.
143,125
0.0
10,400  Japan Cash Machine Co.
Ltd.
73,513
0.0
49,200
Japan Lifeline Co. Ltd.
484,516
0.1
16,500
(2)
Japan Medical Dynamic
Marketing, Inc.
89,400
0.0
12,600  Japan System
Techniques Co. Ltd.
147,843
0.0
13,600
JBCC Holdings, Inc.
137,941
0.0
3,300
JCU Corp.
120,013
0.0
5,100
Jeol Ltd.
258,911
0.1
6,600
JK Holdings Co. Ltd.
57,165
0.0
9,100
Joshin Denki Co. Ltd.
224,533
0.1
5,500
J-Stream, Inc.
12,288
0.0
29,200
JTEKT Corp.
399,842
0.1
17,900
Juki Corp.
57,982
0.0
72,000  Juroku Financial Group,
Inc.
1,056,754
0.2
5,500
Justsystems Corp.
139,548
0.0
400
JUTEC Holdings Corp.
3,432
0.0
900
Kaga Electronics Co. Ltd.
26,139
0.0
3,243
Kamei Corp.
78,587
0.0
13,000
Kanamoto Co. Ltd.
423,525
0.1
44,900
Kandenko Co. Ltd.
1,493,466
0.3
33,400
Kaneka Corp.
1,188,249
0.2
14,400  KAWADA
TECHNOLOGIES, Inc.
113,531
0.0
8,500
KEIWA, Inc.
65,485
0.0
31,400
Keiyo Bank Ltd.
514,321
0.1
265  Kenedix Office
Investment Corp.
258,999
0.1
3,000  Kenko Mayonnaise Co.
Ltd.
38,411
0.0
692
KFC Ltd.
6,931
0.0
25,400
Kinden Corp.
1,117,814
0.2
1,179
Kitagawa Corp.
12,109
0.0
5,300
Kita-Nippon Bank Ltd.
219,254
0.1
11,100
Kitz Corp.
150,699
0.0
2,000
KNT-CT Holdings Co. Ltd.
23,974
0.0
11,300
Koa Corp.
155,050
0.0
7,300
Kobe Steel Ltd.
94,486
0.0
4,000
(2)
Koike Sanso Kogyo Co.
Ltd.
38,072
0.0
2,400
Kokusai Electric Corp.
108,035
0.0
7,900
Komeri Co. Ltd.
191,147
0.0
4,500
Komori Corp.
52,259
0.0
212,800
Konica Minolta, Inc.
777,492
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
3,300  Konoike Transport Co.
Ltd.
$ 61,712
0.0
4,400  Konoshima Chemical
Co. Ltd.
43,401
0.0
3,700  KPP Group Holdings Co.
Ltd.
25,640
0.0
14,300
K's Holdings Corp.
169,389
0.0
14,700  Kumiai Chemical Industry
Co. Ltd.
67,484
0.0
3,100
Kuriyama Holdings Corp.
31,855
0.0
3,100  Kyokuto Boeki Kaisha
Ltd.
34,373
0.0
6,700
KYORIN Holdings, Inc.
47,935
0.0
10,000  Kyoto Financial Group,
Inc.
275,640
0.1
83,200  Kyushu Electric Power
Co., Inc.
921,775
0.2
5,100  Kyushu Leasing Service
Co. Ltd.
50,377
0.0
10,000
Kyushu Railway Co.
225,657
0.1
12,400
LEC, Inc.
75,089
0.0
24,500
Leopalace21 Corp.
103,653
0.0
8,700
Life Corp.
140,893
0.0
148,600
LIFULL Co. Ltd.
188,561
0.0
3,100
Lintec Corp.
118,839
0.0
2,000
Look Holdings, Inc.
32,545
0.0
9,500  M&A Capital Partners
Co. Ltd.
230,410
0.1
1,500
Makiya Co. Ltd.
12,771
0.0
6,500
Mani, Inc.
61,278
0.0
1,600
MarkLines Co. Ltd.
13,474
0.0
3,900  Marufuji Sheet Piling Co.
Ltd.
23,354
0.0
11,200  Maruzen CHI Holdings
Co. Ltd.
25,563
0.0
22,200
Marvelous, Inc.
64,984
0.0
4,300  Matching Service Japan
Co. Ltd.
26,711
0.0
11,200
Matsuoka Corp.
172,428
0.0
5,600
Max Co. Ltd.
64,199
0.0
21,300
Maxell Ltd.
273,847
0.1
23,600
Mazda Motor Corp.
172,058
0.0
271,200  Mebuki Financial Group,
Inc.
2,512,936
0.4
7,000
MEC Co. Ltd.
363,321
0.1
13,700
Media Do Co. Ltd.
110,905
0.0
2,300  Megmilk Snow Brand
Co. Ltd.
54,219
0.0
30,400
Meidensha Corp.
1,792,359
0.3
2,100  Meiji Electric Industries
Co. Ltd.
28,822
0.0
9,800
MEIJI Holdings Co. Ltd.
233,382
0.1
19,100  MEITEC Group Holdings,
Inc.
399,805
0.1
9,400
Melco Holdings, Inc.
161,340
0.0
13,300
Members Co. Ltd.
73,917
0.0
9,600
(2)
Mitani Sangyo Co. Ltd.
41,796
0.0
2,200
Mitsubishi Materials Corp.
57,100
0.0
5,900  Mitsubishi Steel
Manufacturing Co. Ltd.
80,007
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
7,700
Mitsui Chemicals, Inc.
$ 101,238
0.0
2,600
Mitsui DM Sugar Co. Ltd.
55,962
0.0
25,800
Mitsui E&S Co. Ltd.
778,111
0.2
5,400
Mitsui High-Tec, Inc.
30,177
0.0
10,000  Mitsui Mining & Smelting
Co. Ltd.
1,882,732
0.3
13,700
Miyazaki Bank Ltd.
199,139
0.0
5,400
Mizuno Corp.
124,529
0.0
2,000
MORESCO Corp.
26,905
0.0
116,500  Morinaga Milk Industry
Co. Ltd.
872,075
0.2
1,400  Moriroku Holdings Co.
Ltd.
21,975
0.0
9,000
Morita Holdings Corp.
141,639
0.0
1,000
(1)
Movin Strategic Career
Co. Ltd.
21,514
0.0
5,800
m-up Holdings, Inc.
28,862
0.0
1,675
Murakami Corp.
69,798
0.0
35,700
Musashino Bank Ltd.
569,644
0.1
3,700
Muto Seiko Co.
52,704
0.0
27,400
Nabtesco Corp.
787,557
0.2
15,000
Nachi-Fujikoshi Corp.
507,275
0.1
29,900
Nagase & Co. Ltd.
210,893
0.1
11,300
Nagoya Railroad Co. Ltd.
134,326
0.0
19,600
Nakanishi, Inc.
372,474
0.1
10,287
Nakano Corp./Tokyo
85,248
0.0
56,000
Nanto Bank Ltd.
597,984
0.1
2,400
Nanyo Corp.
29,298
0.0
2,900
NEOJAPAN, Inc.
29,770
0.0
1,000  New Cosmos Electric
Co. Ltd.
29,258
0.0
41,300
Nextage Co. Ltd.
860,610
0.2
13,200
NGK Insulators Ltd.
451,630
0.1
62,300
NHK Spring Co. Ltd.
1,381,164
0.3
3,000
Nicca Chemical Co. Ltd.
37,604
0.0
5,200
Nichiban Co. Ltd.
63,471
0.0
23,600
Nichicon Corp.
419,392
0.1
1,600
Nihon Falcom Corp.
27,055
0.0
34,300
Nihon Kohden Corp.
341,510
0.1
2,524
Nihon Trim Co. Ltd.
75,318
0.0
3,600
Nippn Corp.
63,444
0.0
2,900  Nippon Carbide Industries
Co., Inc.
57,615
0.0
28,600  Nippon Electric Glass
Co. Ltd.
942,161
0.2
4,500  Nippon Express Holdings,
Inc.
148,514
0.0
34,300
Nippon Kayaku Co. Ltd.
412,187
0.1
10,900  Nippon Light Metal
Holdings Co. Ltd.
183,361
0.0
28,400  Nippon Paper Industries
Co. Ltd.
244,589
0.1
409  NIPPON REIT Investment
Corp.
215,110
0.1
4,000
Nippon Sharyo Ltd.
84,198
0.0
21,500
(1)
Nippon Sheet Glass Co.
Ltd.
64,413
0.0
65,900
Nippon Shinyaku Co. Ltd.
1,401,739
0.3
29,200
Nipro Corp.
297,886
0.1
66,878
Niraku GC Holdings, Inc.
1,569
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
7,000  Nishi-Nippon Financial
Holdings, Inc.
$ 184,995
0.0
6,900
Nishio Holdings Co. Ltd.
185,093
0.0
26,900
Nissan Chemical Corp.
1,250,382
0.2
54,818  Nissan Tokyo Sales
Holdings Co. Ltd.
186,686
0.0
1,800  Nissei ASB Machine Co.
Ltd.
101,170
0.0
7,300
Nissha Co. Ltd.
60,133
0.0
8,531  Nisshin Group Holdings
Co. Ltd.
35,668
0.0
62,600
Nisshinbo Holdings, Inc.
841,058
0.2
13,900
Nisso Holdings Co. Ltd.
54,207
0.0
137,800
Nissui Corp.
1,086,631
0.2
42,200
Nitto Boseki Co. Ltd.
724,795
0.1
8,800
Nitto Kogyo Corp.
237,363
0.1
13,000
Nitto Seiko Co. Ltd.
63,668
0.0
3,900  Nittoc Construction Co.
Ltd.
27,849
0.0
17,700
Nomura Co. Ltd.
129,506
0.0
2,400
Noritake Co. Ltd.
50,398
0.0
12,500
Noritsu Koki Co. Ltd.
152,047
0.0
10,200
Noritz Corp.
151,757
0.0
11,900
North Pacific Bank Ltd.
85,317
0.0
4,300
NS Tool Co. Ltd.
25,871
0.0
14,600
NSD Co. Ltd.
260,838
0.1
67,300
NSK Ltd.
479,374
0.1
2,100
NSW, Inc./Japan
32,828
0.0
222,300
NTN Corp.
537,443
0.1
1,100
NTT Data Intramart Corp.
21,952
0.0
2,500
(2)
Odawara Engineering
Co. Ltd.
34,695
0.0
10,900
Ogaki Kyoritsu Bank Ltd.
485,112
0.1
3,100
Ohara, Inc.
27,713
0.0
1,600
OIE Sangyo Co. Ltd.
24,852
0.0
16,900
Oita Bank Ltd.
268,815
0.1
14,300
Okabe Co. Ltd.
82,288
0.0
11,300
Okamura Corp.
164,959
0.0
6,000  Oki Electric Industry Co.
Ltd.
101,347
0.0
6,400  Okinawa Financial Group,
Inc.
291,388
0.1
3,100
OKUMA Corp.
94,680
0.0
2,000
One Career, Inc.
26,539
0.0
14,000  Ono Pharmaceutical Co.
Ltd.
209,230
0.1
4,200
Onoken Co. Ltd.
37,780
0.0
37,200
Onward Holdings Co. Ltd.
177,747
0.0
19,800  Open House Group Co.
Ltd.
1,052,125
0.2
9,000
Open Up Group, Inc.
113,583
0.0
6,400
Optex Group Co. Ltd.
136,923
0.0
4,700
(1)
Optim Corp.
12,080
0.0
18,600
Optorun Co. Ltd.
340,425
0.1
7,800
Oro Co. Ltd.
108,003
0.0
8,100  Osaka Organic Chemical
Industry Ltd.
226,088
0.1
3,600
Pack Corp.
32,655
0.0
4,700
Park24 Co. Ltd.
58,173
0.0
16,000
Parker Corp.
156,750
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
2,200
PCA Corp.
$ 19,754
0.0
5,700
Pegasus Co. Ltd.
18,556
0.0
47,700
PHC Holdings Corp.
329,512
0.1
6,000
PIA Corp.
106,788
0.0
9,700
Pigeon Corp.
122,943
0.0
52,200
Pilot Corp.
592,915
0.1
4,700  Plus Alpha Consulting
Co. Ltd.
67,721
0.0
10,900  Pole To Win Holdings,
Inc.
22,697
0.0
2,100
PR Times Corp.
27,509
0.0
56,100  Prestige International,
Inc.
249,416
0.1
8,128
Procrea Holdings, Inc.
202,247
0.1
100
Pronexus, Inc.
743
0.0
16,900
Properst Co. Ltd.
29,259
0.0
12,300
Raito Kogyo Co. Ltd.
289,787
0.1
10,300
Rakus Co. Ltd.
69,562
0.0
67,200
Resorttrust, Inc.
753,721
0.1
32,900
Ricoh Co. Ltd.
322,847
0.1
1,500
Riken Keiki Co. Ltd.
32,413
0.0
7,500
Riken Technos Corp.
103,195
0.0
3,300
Riken Vitamin Co. Ltd.
66,435
0.0
8,200
Riso Kagaku Corp.
53,670
0.0
6,900
Rohm Co. Ltd.
182,964
0.0
2,600  Rohto Pharmaceutical
Co. Ltd.
38,938
0.0
5,400
Round One Corp.
41,032
0.0
1,000  Saison Information
Systems Co. Ltd.
12,930
0.0
209  Samty Residential
Investment Corp.
119,835
0.0
29,500  San ju San Financial
Group, Inc.
348,900
0.1
5,900
San-Ai Obbli Co. Ltd.
85,810
0.0
12,300  Sanki Engineering Co.
Ltd.
174,963
0.0
25,400
Sanko Gosei Ltd.
153,764
0.0
11,300  Sanko Metal Industrial
Co. Ltd.
89,931
0.0
2,138
Sankyo Frontier Co. Ltd.
30,913
0.0
14,600
Sankyu, Inc.
863,631
0.2
22,600
Sansan, Inc.
287,232
0.1
3,600
Sansei Technologies, Inc.
52,578
0.0
18,100  Sansha Electric
Manufacturing Co. Ltd.
125,058
0.0
68,400  Santen Pharmaceutical
Co. Ltd.
807,545
0.2
3,200  Sanyo Chemical
Industries Ltd.
96,857
0.0
2,100
Sanyo Denki Co. Ltd.
71,090
0.0
2,700  Sanyo Engineering &
Construction, Inc.
24,379
0.0
15,000
Sato Corp.
229,180
0.1
33,500  Sawai Group Holdings
Co. Ltd.
346,031
0.1
4,300
Saxa Holdings, Inc.
54,519
0.0
20,700  SBI Global Asset
Management Co. Ltd.
80,539
0.0
1,700
SBS Holdings, Inc.
47,373
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
12,900
Scroll Corp.
$ 137,447
0.0
12,700
(2)
Seed Co. Ltd./Tokyo
42,605
0.0
2,200
Seiko Group Corp.
107,565
0.0
554
Sekisui House Reit, Inc.
263,483
0.1
34,100
Sekisui Kasei Co. Ltd.
112,296
0.0
2,100
SEMITEC Corp.
26,137
0.0
1,500
Senshu Electric Co. Ltd.
56,850
0.0
16,300
SERAKU Co. Ltd.
135,843
0.0
42,100
Seria Co. Ltd.
1,020,054
0.2
4,200
Serverworks Co. Ltd.
61,733
0.0
74,500
Seven Bank Ltd.
148,727
0.0
5,900  Shibaura Machine Co.
Ltd.
151,194
0.0
7,000
Shibuya Corp.
190,794
0.0
7,600
Shikoku Bank Ltd.
157,181
0.0
6,300  Shima Seiki
Manufacturing Ltd.
36,341
0.0
9,500
Shimizu Bank Ltd.
159,311
0.0
3,900  Shin Nippon Air
Technologies Co. Ltd.
78,322
0.0
18,000  Shin-Etsu Polymer Co.
Ltd.
238,078
0.1
4,300  Shinnihonseiyaku Co.
Ltd.
54,499
0.0
35,200  Ship Healthcare Holdings,
Inc.
563,903
0.1
20,100
Shofu, Inc.
265,187
0.1
13,500
Showa Sangyo Co. Ltd.
300,040
0.1
16,700
Siix Corp.
145,418
0.0
2,100  Sinfonia Technology Co.
Ltd.
170,860
0.0
1,800
SMK Corp.
34,317
0.0
24,400
SMS Co. Ltd.
338,782
0.1
7,700
Softcreate Holdings Corp.
100,440
0.0
400
Software Service, Inc.
27,515
0.0
11,138  Soken Chemical &
Engineering Co. Ltd.
215,463
0.1
12,200
Soliton Systems KK
147,849
0.0
900
SRA Holdings
26,234
0.0
7,300
Startia Holdings, Inc.
140,621
0.0
10,100
SUMCO Corp.
205,333
0.1
13,500
Sumida Corp.
107,866
0.0
22,700  Sumitomo Bakelite Co.
Ltd.
908,948
0.2
129,000  Sumitomo Chemical Co.
Ltd.
417,420
0.1
6,100  Sumitomo Heavy
Industries Ltd.
197,194
0.0
6,600  Sumitomo Rubber
Industries Ltd.
93,382
0.0
54,000
(1)
Sun*, Inc.
155,715
0.0
5,300  Suzuken Co. Ltd./Aichi
Japan
169,086
0.0
14,900
SWCC Corp.
1,027,090
0.2
8,400
System Support, Inc.
58,802
0.0
24,100
Systena Corp.
63,482
0.0
2,690
Tachikawa Corp.
44,366
0.0
24,800
Tadano Ltd.
206,098
0.1
31,200
Taiheiyo Cement Corp.
790,068
0.2
9,800
Taiho Kogyo Co. Ltd.
67,062
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
5,800
Taikisha Ltd.
$ 151,988
0.0
2,800
Taiko Bank Ltd.
45,166
0.0
1,600
Taisei Lamick Co. Ltd.
25,383
0.0
19,200
Taiyo Yuden Co. Ltd.
1,187,350
0.2
8,500
Takaoka Toko Co. Ltd.
363,813
0.1
4,900
Takara & Co. Ltd.
130,545
0.0
1,500
Takara Standard Co. Ltd.
28,248
0.0
7,500  Takasago International
Corp.
56,521
0.0
10,700
Tamron Co. Ltd.
96,116
0.0
2,900
Taoka Chemical Co. Ltd.
13,544
0.0
38,000
Tay Two Co. Ltd.
34,962
0.0
2,100
Tazmo Co. Ltd.
51,252
0.0
22,500
TechMatrix Corp.
290,040
0.1
1,700
Techno Ryowa Ltd.
59,247
0.0
17,600
Teijin Ltd.
179,371
0.0
2,900  Teikoku Electric
Manufacturing Co. Ltd.
60,711
0.0
2,200  Tekscend Photomask
Corp.
52,977
0.0
2,200
Temairazu, Inc.
33,324
0.0
600
Tera Probe, Inc.
37,297
0.0
1,001
Terasaki Electric Co. Ltd.
25,207
0.0
2,200
TESEC Corp.
42,677
0.0
4,200
Toa Corp./Hyogo
42,625
0.0
41,500
Tochigi Bank Ltd.
243,905
0.1
2,700  Togami Electric
Manufacturing Co. Ltd.
90,914
0.0
10,200
Toho Acetylene Co. Ltd.
27,360
0.0
109,300
Toho Bank Ltd.
583,356
0.1
2,900
Tokai Corp./Gifu
44,381
0.0
56,500
TOKAI Holdings Corp.
411,248
0.1
18,300
Tokyo Century Corp.
299,042
0.1
33,600  Tokyo Kiraboshi Financial
Group, Inc.
353,245
0.1
35,100  Tokyo Ohka Kogyo Co.
Ltd.
1,900,941
0.3
10,200
Tokyo Sangyo Co. Ltd.
52,785
0.0
14,900
Tokyo Seimitsu Co. Ltd.
1,551,512
0.3
44,400
Tokyo Tatemono Co. Ltd.
936,896
0.2
3,100
Tokyotokeiba Co. Ltd.
97,689
0.0
10,800  Tokyu Construction Co.
Ltd.
78,434
0.0
146,300  Tokyu Fudosan Holdings
Corp.
1,215,962
0.2
11,100
Toli Corp.
46,288
0.0
83,800
TOMONY Holdings, Inc.
519,001
0.1
4,800
Torex Semiconductor Ltd.
52,921
0.0
11,500
Toshiba TEC Corp.
225,668
0.1
12,500
Tosho Co. Ltd.
59,936
0.0
4,700
Totech Corp.
113,285
0.0
3,400
TOTO Ltd.
147,557
0.0
4,600
Towa Bank Ltd.
37,832
0.0
25,600  Towa Pharmaceutical
Co. Ltd.
640,351
0.1
3,700
Toyo Denki Seizo KK
54,304
0.0
70,200
Toyobo Co. Ltd.
660,362
0.1
45,300
Toyoda Gosei Co. Ltd.
1,563,913
0.3
7,500
Traders Holdings Co. Ltd.
58,429
0.0
7,600
Transcosmos, Inc.
180,779
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
9,100
Trusco Nakayama Corp.
$ 137,212
0.0
36,700
Tsubakimoto Chain Co.
588,850
0.1
9,600  Tsukada Global Holdings,
Inc.
36,408
0.0
19,000
Tsukuba Bank Ltd.
72,857
0.0
36,300
Tsumura & Co.
868,702
0.2
7,800
TYK Corp./Tokyo
33,806
0.0
70,500
UACJ Corp.
1,029,043
0.2
11,800
Ubicom Holdings, Inc.
73,921
0.0
9,000
Uchida Yoko Co. Ltd.
120,645
0.0
1,300
Ueki Corp.
22,056
0.0
18,400
Umios Corp.
150,780
0.0
1,400
Union Tool Co.
133,210
0.0
12,000
Unipres Corp.
99,762
0.0
1,500
UNIRITA, Inc.
18,526
0.0
1,600
United Arrows Ltd.
24,407
0.0
2,500
User Local, Inc.
28,400
0.0
10,000
Ushio, Inc.
232,071
0.1
3,700
V Technology Co. Ltd.
123,735
0.0
17,600
(2)
ValueCommerce Co. Ltd.
52,263
0.0
8,000
Vector, Inc.
88,909
0.0
25,000
Vision, Inc./Tokyo Japan
161,754
0.0
6,800
(1)
Visional, Inc.
374,683
0.1
20,824
Vital KSK Holdings, Inc.
218,169
0.1
22,900
VT Holdings Co. Ltd.
70,609
0.0
87,200
Wacom Co. Ltd.
420,612
0.1
600
WDB coco Co. Ltd.
9,677
0.0
4,600
WingArc1st, Inc.
92,323
0.0
3,100
World Holdings Co. Ltd.
51,415
0.0
3,900
Wowow, Inc.
24,736
0.0
5,600
YAMABIKO Corp.
134,828
0.0
10,100
Yamagata Bank Ltd.
233,943
0.1
93,600  Yamaguchi Financial
Group, Inc.
1,730,779
0.3
11,300
Yamaha Corp.
87,593
0.0
1,500  Yamanashi Chuo Bank
Ltd.
59,711
0.0
18,300  Yokohama Rubber Co.
Ltd.
869,266
0.2
20,700
Yokowo Co. Ltd.
509,677
0.1
73
Yorozu Corp.
408
0.0
12,200
(2)
Yossix Holdings Co. Ltd.
248,342
0.1
3,400  Yushin Precision
Equipment Co. Ltd.
14,183
0.0
13,600
Zenrin Co. Ltd.
77,283
0.0
40,800  ZERIA Pharmaceutical
Co. Ltd.
534,539
0.1
2,900
Zero Co. Ltd.
64,465
0.0
16,700
ZIGExN Co. Ltd.
43,991
0.0
7,800
Zuken, Inc.
236,601
0.1
131,592,325
22.8
Liechtenstein : 0.1%
5,173  Liechtensteinische
Landesbank AG
723,049
0.1
Luxembourg : 0.0%
15,150
SES SA
100,541
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Malaysia : 0.1%
223,866  CCK Consolidated
Holdings BHD
$ 61,460
0.0
2,194
CSC Steel Holdings Bhd
671
0.0
608,500
Hibiscus Petroleum Bhd
289,894
0.1
3,414  MKH Oil Palm East
Kalimantan Bhd
547
0.0
105,500
Scicom MSC Bhd
50,036
0.0
196,600
Spritzer BHD
144,077
0.0
46
Uchi Technologies Bhd
32
0.0
546,717
0.1
Malta : 0.0%
7,486
(2)
Kambi Group PLC
138,365
0.0
Mauritius : 0.0%
29,957
Capital Ltd.
39,567
0.0
Mexico : 0.0%
1,807  Betterware de Mexico
SAPI de CV
30,755
0.0
20,048  Megacable Holdings SAB
de CV
67,681
0.0
98,436
0.0
Monaco : 0.0%
2,575
Costamare, Inc.
40,118
0.0
Netherlands : 3.2%
229,109
Aegon Ltd.
2,162,789
0.4
48
(1)(3)
Alfen N.V.
688
0.0
2,027  AMG Critical Materials
NV
69,387
0.0
18,156
ASR Nederland NV
1,484,378
0.3
2,897
(1)(3)
Basic-Fit NV
115,904
0.0
17,748  BE Semiconductor
Industries NV
4,069,954
0.7
13,361
Corbion NV
291,991
0.1
2,888  Eurocommercial
Properties NV
93,419
0.0
12,101
(3)
Euronext NV
2,212,619
0.4
3,549
(1)
Flow Traders Ltd.
108,293
0.0
28,637
ForFarmers NV
193,843
0.0
31,973
Havas NV
684,631
0.1
2,967
Kendrion NV
65,402
0.0
253,460  Koninklijke BAM Groep
NV
3,399,048
0.6
11,344
Koninklijke Heijmans N.V
1,227,178
0.2
742
Nedap NV
82,391
0.0
26,474
SBM Offshore NV
988,695
0.2
15,140
TKH Group NV
746,492
0.1
5,559
(1)
TomTom NV
24,819
0.0
7,083  Van Lanschot Kempen
NV
532,290
0.1
18,554,211
3.2
New Zealand : 0.1%
35,016  Channel Infrastructure
NZ Ltd.
70,335
0.0
4,684  Hallenstein Glasson
Holdings Ltd.
29,385
0.0
44,872  Heartland Group
Holdings Ltd.
32,773
0.0
14,536
Mercury NZ Ltd.
57,361
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
New Zealand (continued)
87,326
(1)
Ryman Healthcare Ltd.
$ 110,210
0.1
51,430  SKY Network Television
Ltd.
98,437
0.0
35,627
TOWER Ltd.
39,034
0.0
437,535
0.1
Norway : 0.9%
8,177
2020 Bulkers Ltd.
2,847
0.0
6,322
BLUENORD ASA
344,716
0.1
5,222
Bonheur ASA
123,697
0.0
170
Bouvet ASA
810
0.0
15,979
BW Offshore Ltd.
78,652
0.0
107,761
DNO ASA
191,633
0.0
23,149
DOF Group ASA
304,094
0.1
3,694
Endur ASA
44,992
0.0
25,653
Hoegh Autoliners ASA
456,083
0.1
108,102
Kitron ASA
988,923
0.2
4,392
(3)
Klaveness Combination
Carriers ASA
46,527
0.0
357,763  MPC Container Ships
ASA
919,558
0.2
22,453  Norwegian Air Shuttle
ASA
30,985
0.0
3,970
Odfjell SE - Class A
47,753
0.0
39,514
Pexip Holding ASA
336,424
0.1
11,294
(1)
PhotoCure ASA
63,158
0.0
32,768
SATS ASA
144,746
0.0
10,070
Sentia AS
82,451
0.0
84,054
Solstad Maritime ASA
250,100
0.0
1,938
SpareBank 1 Nord Norge
32,391
0.0
2,721
Sparebank 1 Oestlandet
55,893
0.0
11,746
Stolt-Nielsen Ltd.
394,398
0.1
7,615
Veidekke ASA
151,508
0.0
8,591  Wallenius Wilhelmsen
ASA
133,885
0.0
2,646  Wilh Wilhelmsen Holding
ASA - Class A
214,416
0.0
5,440,640
0.9
Peru : 0.0%
41,854
Ferreycorp SAA
52,341
0.0
6,116
Hochschild Mining PLC
35,909
0.0
88,250
0.0
Philippines : 0.0%
6,579
Ginebra San Miguel, Inc.
28,629
0.0
1,081,000
Megaworld Corp.
39,200
0.0
94,000
Robinsons Land Corp.
26,233
0.0
94,062
0.0
Poland : 0.3%
1,937
Amica SA
24,448
0.0
4,943
(1)
Arctic Paper SA
8,674
0.0
1,875  Asseco South Eastern
Europe SA
36,741
0.0
1,206
BNPP Bank Polska SA
50,177
0.0
92,523
Enea SA
485,692
0.1
102
Stalprodukt SA
5,870
0.0
3,626
TEN Square Games SA
103,905
0.0
25,744
(3)
XTB SA
1,024,895
0.2
1,740,402
0.3

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Portugal : 0.2%
21,316  CTT-Correios de Portugal
SA
$ 151,604
0.0
2,961
Ibersol SGPS SA
32,689
0.0
41,335
NOS SGPS SA
230,064
0.1
275,155
Sonae SGPS SA
646,330
0.1
1,060,687
0.2
Singapore : 1.7%
7,900
AEM Holdings Ltd.
50,820
0.0
31,200
Aztech Global Ltd.
16,275
0.0
134,300  Banyan Tree Holdings
Ltd.
57,591
0.0
11,400
BRC Asia Ltd.
37,848
0.0
15,200  Bukit Sembawang
Estates Ltd.
58,373
0.0
58,549
(3)
BW LPG Ltd.
1,342,187
0.2
38,000
CDL Hospitality Trusts
23,561
0.0
2,340  Centurion
Accommodation REIT
2,060
0.0
310,100
Centurion Corp. Ltd.
377,126
0.1
30,600  China Aviation Oil
Singapore Corp. Ltd.
41,486
0.0
29,800
CSE Global Ltd.
27,847
0.0
78,000
Delfi Ltd.
53,242
0.0
121,600  Digital Core REIT
Management Pte Ltd.
59,594
0.0
52,400  Food Empire Holdings
Ltd.
99,318
0.0
8,600
Haw Par Corp. Ltd.
107,901
0.0
119,200
Hong Leong Asia Ltd.
266,671
0.1
129,100
iFAST Corp. Ltd.
914,826
0.2
314,847
IGG, Inc.
134,064
0.0
506,100
Keppel DC REIT
880,081
0.2
82,900  Keppel Infrastructure
Trust
35,230
0.0
1,198,508  Keppel Pacific Oak US
REIT
214,509
0.0
212,400
KSH Holdings Ltd.
52,145
0.0
145,300  Nanofilm Technologies
International Ltd.
120,241
0.0
63,725
OKP Holdings Ltd.
38,039
0.0
27,800
OUE Ltd.
21,677
0.0
114,100  Pacific Century Regional
Developments Ltd.
44,485
0.0
28,100
Pan-United Corp. Ltd.
35,247
0.0
67,800  Q&M Dental Group
Singapore Ltd.
29,354
0.0
187,400
Riverstone Holdings Ltd.
122,770
0.0
18,903  Samudera Shipping Line
Ltd.
13,859
0.0
265,600
SATS Ltd.
979,244
0.2
487,400
Sheng Siong Group Ltd.
1,268,506
0.2
19,950  Sing Investments &
Finance Ltd.
24,564
0.0
23,592
Tai Sin Electric Ltd.
9,658
0.0
29,900
UMS Integration Ltd.
53,091
0.0
204,400
UOL Group Ltd.
1,577,218
0.3
32,400
Valuemax Group Ltd.
23,748
0.0
37,700
Venture Corp. Ltd.
469,734
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Singapore (continued)
552,100
Wee Hur Holdings Ltd.
$ 292,667
0.1
9,976,857
1.7
South Africa : 0.3%
15,535
Astral Foods Ltd.
199,533
0.0
4,857
Karooooo Ltd.
311,989
0.1
37,538  Pan African Resources
PLC
46,947
0.0
71,561
(1)(3)
Scatec ASA
691,997
0.1
105,560
(1)
Super Group Ltd./South
Africa
120,950
0.0
12,938
Tiger Brands Ltd.
216,734
0.1
1,588,150
0.3
South Korea : 5.0%
8,988
Able C&C Co. Ltd.
66,611
0.0
9,642
AfreecaTV Co. Ltd.
321,528
0.1
4,910
Ahnlab, Inc.
180,852
0.0
2,285
Anapass, Inc.
19,785
0.0
50,117  BNK Financial Group,
Inc.
525,265
0.1
28,887
Classys, Inc.
827,290
0.2
10,119
Com2uSCorp
208,798
0.0
4,310
(1)
D&C Media Co. Ltd.
19,354
0.0
20,803
Dae Hyun Co. Ltd.
21,293
0.0
6,065  Daewoong
Pharmaceutical Co. Ltd.
481,338
0.1
10,077  Daol Investment &
Securities Co. Ltd.
23,924
0.0
9,822
DB HiTek Co. Ltd.
557,733
0.1
40,603  DGB Financial Group,
Inc.
476,076
0.1
14,501
DL E&C Co. Ltd.
579,949
0.1
4,561
DMS Co. Ltd.
25,969
0.0
6,437
DoubleUGames Co. Ltd.
269,462
0.1
2,626
DY POWER Corp.
19,695
0.0
4,293
E-MART, Inc.
236,292
0.1
9,252
(1)
EM-Tech Co. Ltd.
23,786
0.0
5,272
ENF Technology Co. Ltd.
150,149
0.0
6,002  Eugene Technology Co.
Ltd.
452,804
0.1
8,077
Eusu Holdings Co. Ltd.
34,437
0.0
10,646
(1)
Fadu, Inc.
458,928
0.1
1,067
Fursys, Inc.
18,710
0.0
23,436
GnBS eco Co. Ltd.
68,439
0.0
4,417
(1)
Gravity Co. Ltd., ADR
273,633
0.1
32,751
Han Kuk Carbon Co. Ltd.
488,547
0.1
11,996
Hanwha Corp.
705,103
0.1
158,012
(1)
Hanwha General
Insurance Co. Ltd.
621,026
0.1
145,170
(1)
Hanwha Life Insurance
Co. Ltd.
438,998
0.1
4,150  Hanyang Securities Co.
Ltd.
56,401
0.0
17,976
(1)
HD-Hyundai Marine
Engine
610,167
0.1
5,532
(1)
Hotel Shilla Co. Ltd.
167,074
0.0
2,751
HS Hyosung Corp.
85,501
0.0
27,841
Hwaseung Corp. Co. Ltd.
50,070
0.0
9,610
Hyundai GF Holdings
77,867
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
34,952
(1)
Hyundai Marine & Fire
Insurance Co. Ltd.
$ 929,712
0.2
9,875
Hyundai Wia Corp.
396,288
0.1
2,040
IDIS Holdings Co. Ltd.
21,069
0.0
1,942  Intelligent Digital
Integrated Security Co.
Ltd.
21,851
0.0
19,732
IsuPetasys Co. Ltd.
990,720
0.2
5,617
(1)
Jahwa Electronics Co.
Ltd.
85,224
0.0
90,550  JB Financial Group Co.
Ltd.
1,651,463
0.3
50,647
(1)
K Bank Co. Ltd.
198,421
0.0
4,796
KC Tech Co. Ltd./New
226,204
0.0
10,738
KG Chemical Corp.
30,648
0.0
4,395  KIWOOM Securities Co.
Ltd.
877,575
0.2
14,669
Kolmar Korea Co. Ltd.
970,910
0.2
2,452  Korea Electric Terminal
Co. Ltd.
105,335
0.0
356
KPX Chemical Co. Ltd.
12,049
0.0
396
(1)(4)
KPX Electrochem Co.
Ltd.
833
0.0
13,968
KTCS Corp.
21,498
0.0
23,917
LEENO Industrial, Inc.
1,051,195
0.2
73
LF Corp.
1,136
0.0
1,956
LG Innotek Co. Ltd.
675,579
0.1
7,130
(1)
LOT Vacuum Co. Ltd.
38,818
0.0
3,276
LOTTE Himart Co. Ltd.
14,051
0.0
1,941
(1)
LX Hausys Ltd.
41,761
0.0
10,651
LX Semicon Co. Ltd.
253,009
0.1
2,831
Maeil Dairies Co. Ltd.
67,283
0.0
22,267
(1)
Magnachip
Semiconductor Corp.
72,590
0.0
11,730
Mcnex Co. Ltd.
144,113
0.0
2,740
MegaStudyEdu Co. Ltd.
78,178
0.0
268
(1)
Modetour Network, Inc.
1,574
0.0
3,002
Nature Holdings Co. Ltd.
13,518
0.0
4,213
NCSoft Corp.
684,980
0.1
3,086
NeoPharm Co. Ltd.
41,049
0.0
4,085
(1)
Neovue Co. Ltd.
42,148
0.0
7,559
Neowiz
96,672
0.0
613  NEOWIZ HOLDINGS
Corp.
10,107
0.0
6,342
Nexen Tire Corp.
27,314
0.0
150  Nice Information &
Telecommunication, Inc.
2,962
0.0
13,277  NICE Information Service
Co. Ltd.
130,472
0.0
6,191  NOROO Paint & Coatings
Co. Ltd.
32,802
0.0
2,585
(1)
OCI Co. Ltd.
123,511
0.0
15,099
(1)
Pearl Abyss Corp.
351,607
0.1
3,140
PHA Co. Ltd.
23,360
0.0
3,257  PI Advanced Materials
Co. Ltd.
40,185
0.0
16,139
Poongsan Corp.
811,217
0.1
9,401
PSK, Inc.
827,919
0.2
87,913
(4)
S&C Engine Group Ltd.
—
—
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
8,006  Sam Young Electronics
Co. Ltd.
$ 73,028
0.0
2,982
Sammok S-Form Co. Ltd.
28,631
0.0
44,885  Samsung Engineering
Co. Ltd.
1,328,680
0.2
5,881
Sanil Electric Co. Ltd.
570,999
0.1
19,401
Sebang Co. Ltd.
172,892
0.0
7,707
(1)
Seoul Semiconductor
Co. Ltd.
43,783
0.0
4,386
Seoyon Co. Ltd.
22,760
0.0
4,175
Shinsegae, Inc.
1,208,000
0.2
11,431
SJG Sejong
49,169
0.0
12,329
Solid, Inc.
71,804
0.0
458
Soulbrain Co. Ltd.
79,312
0.0
1,330
Spigen Korea Co. Ltd.
27,163
0.0
1,953
Suprema, Inc.
69,172
0.0
8,847
THN Corp.
34,562
0.0
22,847
TK Corp.
346,399
0.1
6,097
(1)
Tongyang Life Insurance
Co. Ltd.
35,534
0.0
7,577
Toptec Co. Ltd.
15,783
0.0
7,464
Tovis Co. Ltd.
54,592
0.0
39,986
TYM Corp.
165,404
0.0
3,472
Ubiquoss, Inc.
23,077
0.0
3,797
Uju Electronics Co. Ltd.
55,713
0.0
2,705
Vieworks Co. Ltd.
41,263
0.0
7,105
(1)
VT Co. Ltd.
57,840
0.0
7,887
Wemade Co. Ltd.
88,684
0.0
3,416
Wins Co. Ltd.
24,591
0.0
11,600
WiSoL Co. Ltd.
44,539
0.0
23,751
WONIK IPS Co. Ltd.
1,558,521
0.3
39,712
Xexymix Corp.
76,603
0.0
13,610
Youngone Corp.
845,467
0.2
5,956
Zinus, Inc.
35,952
0.0
29,131,681
5.0
Spain : 3.7%
34,076
Almirall SA
437,382
0.1
480  Arteche Lantegi Elkartea
SA
15,998
0.0
103,628
Atalaya Mining PLC
1,249,825
0.2
486,071
Bankinter SA
8,941,242
1.6
42,601  Cia de Distribucion
Integral Logista Holdings
SA
1,817,428
0.3
2,629  Construcciones y Auxiliar
de Ferrocarriles SA
207,906
0.0
779
(1)
Distribuidora
Internacional de
Alimentacion SA
35,681
0.0
15,069
(1)
eDreams ODIGEO SA
94,940
0.0
6,008
Elecnor SA
237,586
0.1
25,020
(3)
Gestamp Automocion SA
84,453
0.0
5,386
Grifols SA
61,900
0.0
35,206
Indra Sistemas SA
2,314,673
0.4
65,710  Linea Directa
Aseguradora SA Cia de
Seguros y Reaseguros
97,048
0.0
339,181
Mapfre SA
1,734,372
0.3

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Spain (continued)
115,904  Melia Hotels International
SA
$ 1,382,816
0.2
98,217  Merlin Properties Socimi
SA
1,707,025
0.3
7,389
Naturhouse Health SAU
21,804
0.0
507
Pharma Mar SA
46,234
0.0
281,449
(3)
Unicaja Banco SA
1,082,242
0.2
21,570,555
3.7
Sweden : 2.4%
14,434
(3)
AcadeMedia AB
151,279
0.0
10,638
Alleima AB
126,429
0.0
27,750
(3)
Ambea AB
420,632
0.1
63,117
(1)
Asmodee Group AB -
Class B
984,986
0.2
3,812
Atea ASA
69,172
0.0
25,214
(3)
Attendo AB
290,007
0.1
49,252
Avanza Bank Holding AB
2,021,109
0.4
35,962
Betsson AB - Class B
347,584
0.1
21,964
(1)
BICO Group AB
33,227
0.0
24,939
BioGaia AB - Class B
302,923
0.1
4,302
(1)(3)
Boozt AB
75,629
0.0
117,719
(3)
Bravida Holding AB
1,622,027
0.3
25,361
Bufab AB
358,280
0.1
15,843
Byggmax Group AB
85,983
0.0
1,797
(1)
Camurus AB
117,229
0.0
202,885
(1)
Cantargia AB
38,967
0.0
2
(1)
Careium AB
6
0.0
5,095
Castellum AB
71,510
0.0
15,826
Cheffelo AB
201,768
0.0
5,030
Clas Ohlson AB - Class B
221,614
0.1
13,331
(3)
Coor Service
Management Holding AB
66,278
0.0
112,052  Corem Property Group
AB - Class B
29,808
0.0
68,593
(1)(3)
Dustin Group AB
13,053
0.0
16,793
(1)
Embracer Group AB
119,068
0.0
3,589
(1)
Enea AB
22,238
0.0
2,964
G5 Entertainment AB
20,669
0.0
3,564
Getinge AB - Class B
88,834
0.0
4,234
Hemnet Group AB
37,381
0.0
1,615
HMS Networks AB
83,647
0.0
8,330
(3)
Hoist Finance AB
188,902
0.0
13,346
Husqvarna AB - Class B
54,556
0.0
33,971
Instalco AB
133,544
0.0
4,588
Intea Fastigheter AB
35,454
0.0
1,508
Invisio AB
32,949
0.0
29,013
Loomis AB
1,601,068
0.3
529
(1)
Medcap AB
30,472
0.0
25,920
Mycronic AB
856,449
0.2
20,676
NCAB Group AB
149,389
0.0
5,878
NCC AB - Class B
104,925
0.0
15,301
(1)
Nobia AB
23,600
0.0
7,099
(1)
Ovzon AB
28,044
0.0
39,267
Peab AB - Class B
388,958
0.1
16,870  Platzer Fastigheter
Holding AB - Class B
130,470
0.0
21,721
Rusta AB
200,951
0.0
38,499
Rvrc Holding AB
246,061
0.1
4,773
Scandi Standard AB
71,670
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Sweden (continued)
17,515
SSAB AB - Class B
$ 184,483
0.0
44,266
Storytel AB
489,373
0.1
12,771
(1)
Sveafastigheter AB
43,368
0.0
7,521
Systemair AB
66,029
0.0
25,602
Truecaller AB - Class B
47,344
0.0
84,883
Wihlborgs Fastigheter AB
690,368
0.1
13,819,764
2.4
Switzerland : 6.9%
36,808
Accelleron Industries AG
3,332,469
0.6
151
APG SGA SA
37,286
0.0
14,531
Ascom Holding AG, Reg
91,841
0.0
94,068
Avolta AG, Reg
5,647,307
1.0
2,155
(1)
Basilea Pharmaceutica
AG, Reg
138,461
0.0
3,527
Burkhalter Holding AG
597,238
0.1
1,768
Calida Holding AG, Reg
33,503
0.0
258  Cie Financiere Tradition
SA - Class BR
94,477
0.0
2,321
Comet Holding AG, Reg
941,726
0.2
13,948
DKSH Holding AG
1,157,903
0.2
8,696
dormakaba Holding AG
626,594
0.1
299
(1)
Dottikon Es Holding AG
103,274
0.0
51,722
EFG International AG
1,029,066
0.2
11,112
(3)
Galenica AG
1,180,446
0.2
2,002
(1)
Gurit Holding AG - Class
BR
68,842
0.0
754  Hiag Immobilien Holding
AG
123,226
0.0
663
Huber + Suhner AG, Reg
156,280
0.0
7,854
Implenia AG
623,173
0.1
1,586
Inficon Holding AG
319,970
0.1
95,983  International Workplace
Group PLC
255,986
0.0
138
Interroll Holding AG
231,400
0.0
1,304
Intershop Holding AG
277,704
0.1
29,527
Julius Baer Group Ltd.
2,596,032
0.5
2,158
(1)
Komax Holding AG
139,462
0.0
236,819
(1)
Kongsberg Automotive
ASA
54,213
0.0
1,492
Lastminute.com NV
24,101
0.0
316
(1)
LEM Holding SA
198,016
0.0
1,683  Luzerner Kantonalbank
AG
232,129
0.0
5,343
(3)
Medacta Group SA
875,844
0.2
467
Mikron Holding AG, Reg
9,820
0.0
5,212  Mobilezone Holding AG,
Reg
92,297
0.0
9,267
(1)
On Holding AG - Class A
335,836
0.1
8,762  PSP Swiss Property AG,
Reg
1,580,805
0.3
1,092
(1)(3)
Sensirion Holding AG
99,136
0.0
2,974
SFS Group AG
486,872
0.1
6,774
Siegfried Holding AG
635,587
0.1
59,483
(1)
SIG Group AG
1,080,898
0.2
127  St Galler Kantonalbank
AG
102,179
0.0
8,078
Sulzer AG, Reg
1,467,057
0.3
15,081  Swatch Group AG - Class
BR
3,371,759
0.6

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Switzerland (continued)
48,049  Swissquote Group
Holding SA
$ 2,503,324
0.4
1,430
Tecan Group AG, Reg
330,470
0.1
26,894
Temenos AG
2,237,169
0.4
24,252  TORM PLC - USD -
Class A
735,078
0.1
2,470
(3)
VAT Group AG
1,848,741
0.3
293  Vaudoise Assurances
Holding SA
291,025
0.1
899  Vontobel Holding AG,
Reg
96,204
0.0
2,577
(2)
Ypsomed Holding AG
1,229,857
0.2
6  Zug Estates Holding AG
- Class B
16,476
0.0
39,738,559
6.9
Taiwan : 0.8%
9,000  AP Memory Technology
Corp.
180,609
0.0
17,000  Arcadyan Technology
Corp.
89,999
0.0
20,000
Cenra, Inc.
20,268
0.0
108,000
Darwin Precisions Corp.
41,954
0.0
69,000  Elite Semiconductor
Microelectronics
Technology, Inc.
374,085
0.1
38,000
Ennoconn Corp.
472,854
0.1
63,000
(1)
Etron Technology, Inc.
137,565
0.0
19,000  Fitipower Integrated
Technology, Inc.
87,175
0.0
70,000  FocalTech Systems Co.
Ltd.
104,901
0.0
15,000
FY Group Ltd.
16,337
0.0
61,661
(1)
General Interface
Solution Holding Ltd.
103,563
0.0
22,000  Genius Electronic Optical
Co. Ltd.
322,957
0.1
13,000  Global Lighting
Technologies, Inc.
13,975
0.0
26,000  Global Mixed Mode
Technology, Inc.
196,048
0.0
19,319  Himax Technologies, Inc.,
ADR
242,260
0.1
18,000
ITE Technology, Inc.
68,767
0.0
10,000  Kung Long Batteries
Industrial Co. Ltd.
39,014
0.0
12,000
Lida Holdings Ltd.
6,518
0.0
11,000  Lumax International Corp.
Ltd.
37,895
0.0
40,000
Pixart Imaging, Inc.
235,475
0.1
7,000  Raydium Semiconductor
Corp.
48,697
0.0
17,000  Rich Honour International
Designs Co. Ltd.
22,186
0.0
55,000
Sercomm Corp.
139,176
0.0
13,200  Shiny Brands Group Co.
Ltd.
42,755
0.0
154,000  Sigurd Microelectronics
Corp.
875,013
0.2
125,000
(1)
Sunplus Technology Co.
Ltd.
94,768
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
15,000  Taiwan Semiconductor
Co. Ltd.
$ 32,824
0.0
49,000  Taiwan Surface Mounting
Technology Corp.
209,693
0.1
7,000
Tofu Restaurant Co. Ltd.
37,642
0.0
7,000
Topview Optronics Corp.
14,079
0.0
19,000
Ubright Optronics Corp.
31,760
0.0
10,000  Zeng Hsing Industrial
Co. Ltd.
28,337
0.0
4,369,149
0.8
Thailand : 0.6%
206,600  Advanced Information
Technology PCL
30,440
0.0
591,100
Amata Corp. PCL
510,005
0.1
488,400  Bangkok Life Assurance
PCL
380,292
0.1
45,500
Bank of Ayudhya PCL
55,067
0.0
249,000  Digital
Telecommunications
Infrastructure Fund -
Class F
76,059
0.0
4,219,500
IRPC PCL
278,100
0.1
117,000
KCE Electronics PCL
145,620
0.0
49,800
Mega Lifesciences PCL
56,578
0.0
626,300
Platinum Group PCL
26,298
0.0
180,204  Ratchaphruek Hospital
PCL
26,875
0.0
132,800
(2)
Regional Container Lines
PCL
139,203
0.0
432,400
Siam Global House PCL
95,676
0.0
69,600  Somboon Advance
Technology PCL
33,541
0.0
174,100
(2)
Srisawad Corp. PCL
128,137
0.0
3,919,400
(2)
Star Petroleum Refining
PCL
1,302,848
0.3
13,700
Thai Stanley Electric PCL
96,914
0.0
1,085,800
TPI Polene PCL
29,207
0.0
26,500
Zen Corp. Group PCL
4,404
0.0
3,415,264
0.6
United Arab Emirates : 0.1%
240,373  Alef Education Holding
PLC
64,512
0.0
25,524  Commercial Bank of
Dubai PSC
68,645
0.0
40,675  Ras Al Khaimah
Ceramics
26,825
0.0
58,169
(1)
Yalla Group Ltd., ADR
313,531
0.1
473,513
0.1
United Kingdom : 8.6%
9,349
4imprint Group PLC
518,871
0.1
100,441
abrdn PLC
326,941
0.1
127,479
AEP Plantations PLC
309,257
0.1
20,650
AJ Bell PLC
163,293
0.0
11,374
(1)
Applied Nutrition PLC
49,590
0.0
12,568
(3)
Auto Trader Group PLC
88,745
0.0
104,032  Babcock International
Group PLC
1,579,256
0.3
170,558
Balfour Beatty PLC
1,988,314
0.4
4,832
(1)
Beauty Tech Group PLC
22,988
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom (continued)
14,269
(1)
Berkeley Group Holdings
PLC
$ 673,961
0.1
30,052
(1)
Bicycle Therapeutics
PLC, ADR
116,001
0.0
8,158
Bodycote PLC
79,628
0.0
169,231
British Land Co. PLC
1,011,935
0.2
41,907
Central Asia Metals PLC
83,172
0.0
9,838
Chemring Group PLC
78,419
0.0
29,137
(3)
CMC Markets PLC
263,140
0.1
36,845
Computacenter PLC
2,283,260
0.4
297,870
(3)
ConvaTec Group PLC
900,063
0.2
76,177
Costain Group PLC
216,628
0.1
14,643
Cranswick PLC
1,055,824
0.2
1,038,151
Currys PLC
2,350,335
0.4
57,070
dotdigital group PLC
39,842
0.0
99,882
Drax Group PLC
992,789
0.2
2,500
(1)
Eagle Eye Solutions
Group PLC
16,712
0.0
22,498
easyJet PLC
191,537
0.0
40,805
(1)
Endava PLC, ADR
122,007
0.0
277,962
EnQuest PLC
88,834
0.0
9,755  FDM Group Holdings
PLC
16,283
0.0
46,079
Firstgroup PLC
114,517
0.0
50,527  Foresight Group Holdings
Ltd.
315,750
0.1
721  Fuller Smith & Turner
PLC - Class A
6,923
0.0
7,788  Galliford Try Holdings
PLC
61,928
0.0
6,011  Games Workshop Group
PLC
1,549,522
0.3
85,471
(1)
Gem Diamonds Ltd.
3,859
0.0
20,098
Genus PLC
595,468
0.1
8,246  Global Ship Lease, Inc. -
Class A
365,628
0.1
371,679
Harbour Energy PLC
1,205,685
0.2
992
Hargreaves Services PLC
10,642
0.0
6,534  Hikma Pharmaceuticals
PLC
139,486
0.0
5,115
Hiscox Ltd.
124,877
0.0
113,739  Howden Joinery Group
PLC
1,211,951
0.2
20,947
Hunting PLC
125,205
0.0
2,729
IG Group Holdings PLC
53,699
0.0
36,732
IMI PLC
1,459,671
0.3
37,273
(1)
Immunocore Holdings
PLC, ADR
1,260,200
0.2
89,064
Inchcape PLC
1,006,498
0.2
26,084
IntegraFin Holdings PLC
129,545
0.0
3,511  Intermediate Capital
Group PLC
89,642
0.0
123,062
Investec PLC - GBP
1,077,058
0.2
397,571
Investec PLC - ZAR
3,501,103
0.6
116,317
(1)
IP Group PLC
98,614
0.0
8,764
Ithaca Energy PLC
28,620
0.0
51,986
JD Sports Fashion PLC
63,028
0.0
19,595
JET2 PLC
406,675
0.1
20,662
Johnson Matthey PLC
558,172
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom (continued)
37,871  Johnson Service Group
PLC
$ 76,765
0.0
53,165  Jupiter Fund
Management PLC
112,866
0.0
32,393
Kainos Group PLC
381,036
0.1
17,885
Keller Group PLC
728,918
0.1
120,874
Lancashire Holdings Ltd.
981,811
0.2
325,795  LondonMetric Property
PLC
861,271
0.2
40,447
Man Group PLC/Jersey
165,612
0.0
227,598
(1)
Marston's PLC
156,440
0.0
8,059
McBride PLC
17,704
0.0
31,691
Mears Group PLC
184,086
0.0
510,062
Mitie Group PLC
1,422,988
0.3
35,385  Moneysupermarket.com
Group PLC
94,116
0.0
46,549
Moonpig Group PLC
172,901
0.0
9,311  Morgan Sindall Group
PLC
555,914
0.1
2,693
MP Evans Group PLC
59,015
0.0
8,444  Next Fifteen
Communications Group
PLC
33,401
0.0
14,527
Ninety One PLC
41,859
0.0
15,227
Nomad Foods Ltd.
181,201
0.0
7,318
Odfjell Technology Ltd.
44,862
0.0
141,451
OSB Group PLC
1,064,835
0.2
97,192  Paragon Banking Group
PLC
1,101,257
0.2
17,192
(1)
Playtech PLC
87,723
0.0
39,482  Polar Capital Holdings
PLC
410,262
0.1
18,078
QinetiQ Group PLC
123,768
0.0
19,216
Rank Group PLC
25,070
0.0
2,066
Renishaw PLC
137,774
0.0
39,865
Rightmove PLC
249,934
0.1
28,753
(3)
Sabre Insurance Group
PLC
70,761
0.0
5,966
(1)
Saga PLC
54,033
0.0
9,767
Secure Trust Bank PLC
208,245
0.0
7,409
Serabi Gold PLC
25,072
0.0
221,012
Serco Group PLC
719,649
0.1
68,369
Softcat PLC
1,794,023
0.3
214,184
Speedy Hire PLC
54,673
0.0
86,897
St James's Place PLC
1,234,706
0.2
5,253
Subsea 7 SA
177,493
0.0
249,503
TP ICAP Group PLC
1,152,354
0.2
217,308
(1)(3)
Trainline PLC
694,701
0.1
402,022
Tritax Big Box REIT PLC
924,293
0.2
35,426
(1)(3)
Trustpilot Group PLC
129,138
0.0
2,792
Victrex PLC
29,464
0.0
136,900
(1)(3)
Watches of Switzerland
Group PLC
1,352,186
0.2
43,682
Wickes Group PLC
115,978
0.0
67,284  XPS Pensions Group
PLC
300,758
0.1
2,430  Zegona Communications
PLC
47,956
0.0
49,750,463
8.6

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States : 2.4%
30,336
Buzzi Unicem SpA
$ 1,438,999
0.2
91,141
(1)
Constellium SE
2,531,897
0.4
61,258
DHT Holdings, Inc.
1,137,561
0.2
47,756
(1)
Fiverr International Ltd.
426,461
0.1
30,111
(1)
IMAX Corp.
1,440,510
0.3
7,526
(1)
Indivior Pharmaceuticals,
Inc.
301,115
0.1
48,930
(1)
Kiniksa Pharmaceuticals
International PLC
3,637,456
0.6
734
(1)
Monday.com Ltd.
63,968
0.0
50,263
Navigator Holdings Ltd.
1,123,378
0.2
30,209  Nordic American Tankers
Ltd.
197,265
0.0
3,294
(1)
Paysafe Ltd.
26,616
0.0
119,926
(1)
Riskified Ltd. - Class A
622,416
0.1
18,962
(3)
Signify NV
324,110
0.1
34,350
Sims Ltd.
613,546
0.1
13,885,298
2.4
Vietnam : 0.0%
2,427
(1)
XP Power Ltd.
52,859
0.0
Total Common Stock
(Cost $490,442,646)
573,994,862
99.3
EXCHANGE-TRADED FUNDS : 0.2%
15,596  iShares MSCI EAFE
Small-Cap ETF
1,308,505
0.2
Total Exchange-Traded
Funds
(Cost $1,334,702)
1,308,505
0.2
PREFERRED STOCK : 0.2%
Germany : 0.2%
536  Draegerwerk AG & Co.
KGaA
67,956
0.0
555
Einhell Germany AG
45,211
0.0
13,731
Fuchs Petrolub SE
636,443
0.1
198
KSB SE & Co. KGaA
190,453
0.1
182
STO SE & Co. KGaA
20,392
0.0
960,455
0.2
Total Preferred Stock
(Cost $836,327)
960,455
0.2
Total Long-Term
Investments
(Cost $492,613,675)
576,263,822
99.7
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.4%
Repurchase Agreements : 0.6%
1,160,778
(5)
Citadel Securities LLC,
Repurchase Agreement
dated 07/31/2026,
3.700%, due 08/03/2026
(Repurchase Amount
$1,161,131, collateralized
by various U.S.
Government Securities,
0.000%-5.000%, Market
Value plus accrued
interest $1,184,359, due
08/15/26-05/15/56)
$ 1,160,778
0.2
375,803
(5)
Deutsche Bank
Securities Inc.,
Repurchase Agreement
dated 07/31/2026,
3.620%, due 08/03/2026
(Repurchase Amount
$375,915, collateralized
by various U.S.
Government Securities,
1.250%-4.625%, Market
Value plus accrued
interest $383,319, due
11/30/27-09/30/30)
375,803
0.0
1,091,131
(5)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
07/31/2026, 3.650%, due
08/03/2026 (Repurchase
Amount $1,091,458,
collateralized by various
U.S. Government
Agency Obligations,
1.570%-7.500%, Market
Value plus accrued
interest $1,112,954, due
07/01/31-06/01/56)
1,091,131
0.2
1,198,047
(5)
State of Wisconsin
Investment Board,
Repurchase Agreement
dated 07/31/2026,
3.750%, due 08/03/2026
(Repurchase Amount
$1,198,416, collateralized
by various U.S.
Government Securities,
0.125%-3.875%, Market
Value plus accrued
interest $1,219,569, due
01/15/28-02/15/56)
1,198,047
0.2
Total Repurchase
Agreements
(Cost $3,825,759)
3,825,759
0.6
Time Deposits : 0.2%
128,900
(5)
Cooperatieve Rabobank
UA,
3.620
%,
08/03/2026 128,900
0.0
128,900
(5)
DZ Bank AG,
3.610
%,
08/03/2026 128,900
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Time Deposits (continued)
128,900
(5)
Landesbank Hessen
Thueringen Girozentrale,
3.630
%,
08/03/2026 $ 128,900
0.0
128,900
(5)
Mizuho Bank Ltd.,
3.640
%,
08/03/2026 128,900
0.0
128,900
(5)
Royal Bank of Canada,
3.680
%,
08/03/2026 128,900
0.1
128,900
(5)
Societe Generale S.A.,
3.620
%,
08/03/2026 128,900
0.0
128,900
(5)
Svenska Handelsbanken
AB,
3.620
%,
08/03/2026 128,900
0.0
128,900
(5)
Toronto-Dominion Bank,
3.630
%,
08/03/2026 128,900
0.0
Total Time Deposits
(Cost $1,031,200)
1,031,200
0.2
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.6%
3,438,425
(6)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.560%
(Cost $3,438,425) $ 3,438,425 0.6
Total Short-Term
Investments
(Cost $8,295,384)
8,295,384
1.4
Total Investments in
Securities
(Cost $500,909,059) $ 584,559,206 101.1
Liabilities in Excess of
Other Assets (6,218,472) (1.1)
Net Assets $ 578,340,734 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of July 31, 2026.
Sector Diversiﬁcation
Percentage
of Net Assets
Industrials 22.2%
Financials 14.9
Materials 12.1
Information Technology 11.6
Consumer Discretionary 11.2
Health Care 7.3
Real Estate 5.9
Energy 5.3
Communication Services 4.2
Consumer Staples 3.1
Utilities 1.7
Exchange-Traded Funds 0.2
Short-Term Investments 1.4
Liabilities in Excess of Other Assets (1.1)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
July 31, 2026
Asset Table
Investments, at fair value
Common Stock
Australia $ 4,267,198 $ 29,011,776 $ — $ 33,278,974
Austria — 3,463,299 — 3,463,299
Belgium 180,455 7,350,208 — 7,530,663
Bermuda 2,099,218 — — 2,099,218
Brazil 50,785 90,211 — 140,996
Canada 54,048,075 — — 54,048,075
China 749,758 7,099,902 — 7,849,660
Congo (Democratic Republic) — 799,856 — 799,856
Denmark 82,407 16,338,956 — 16,421,363
Finland 224,623 5,197,596 — 5,422,219
France 579,272 35,274,950 — 35,854,222
Germany 138,283 26,724,536 — 26,862,819
Greece 1,055,292 81,132 — 1,136,424
Guatemala 833,922 — — 833,922
Hong Kong 199,488 2,903,284 — 3,102,772
Hungary 39,184 — — 39,184
India — 160,248 — 160,248
Indonesia 573,465 184,529 — 757,994
Ireland 235,378 2,370,457 — 2,605,835
Israel 5,106,392 1,365,443 — 6,471,835
Italy 656,271 14,092,060 — 14,748,331
Ivory Coast 1,751,620 148,316 — 1,899,936
Japan 1,910,341 129,681,984 — 131,592,325
Liechtenstein 723,049 — — 723,049
Luxembourg 100,541 — — 100,541
Malaysia 1,218 545,499 — 546,717
Malta 138,365 — — 138,365
Mauritius 39,567 — — 39,567
Mexico 98,436 — — 98,436
Monaco 40,118 — — 40,118
Netherlands 2,356,632 16,197,579 — 18,554,211
New Zealand 138,754 298,781 — 437,535
Norway 2,779,924 2,660,716 — 5,440,640
Peru 52,341 35,909 — 88,250
Philippines 67,829 26,233 — 94,062
Poland 1,577,646 162,756 — 1,740,402
Portugal — 1,060,687 — 1,060,687
Singapore 134,798 9,842,059 — 9,976,857
South Africa 632,472 955,678 — 1,588,150
South Korea 772,206 28,358,642 833 29,131,681
Spain — 21,570,555 — 21,570,555
Sweden 664,503 13,155,261 — 13,819,764
Switzerland 1,490,580 38,247,979 — 39,738,559
Taiwan 258,597 4,110,552 — 4,369,149
Thailand 1,440,626 1,974,638 — 3,415,264
United Arab Emirates 313,531 159,982 — 473,513
United Kingdom 18,619,121 31,131,342 — 49,750,463
United States 11,508,643 2,376,655 — 13,885,298
Vietnam 52,859 — — 52,859
Total Common Stock 118,783,783 455,210,246 833 573,994,862
Exchange-Traded Funds 1,308,505 — — 1,308,505
Preferred Stock — 960,455 — 960,455

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs#
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
July 31, 2026
Short-Term Investments $ 3,438,425 $ 4,856,959 $ — $ 8,295,384
Total Investments, at fair value $ 123,530,713 $ 461,027,660 $ 833 $ 584,559,206
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (375) $ — $ (375)
Total Liabilities $ — $ (375) $ — $ (375)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At July 31, 2026, the following forward foreign currency contracts were outstanding for Voya Multi-Manager International Small Cap Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
CAD 514,415 ZAR 6,064,806 Brown Brothers Harriman & Co. 08/04/26 $ (137)
USD 28,270 AUD 40,515 Standard Chartered Bank 08/04/26 (238)
$ (375)
Currency Abbreviations:
AUD
—
Australian Dollar
CAD
—
Canadian Dollar
GBP
—
British Pound
USD
—
United States Dollar
ZAR
—
South African Rand
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 107,376,416
Gross Unrealized Depreciation (23,726,269)
Net Unrealized Appreciation $ 83,650,147